UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

                                             (Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

            (Address of principal executive offices)            (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

                                         (Name and address of agent for service)

Registrant’s telephone number, including area code:         800-846-7526

Date of fiscal year end:     9/30

Date of reporting period: 3/31/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

March 31, 2014

TIMOTHY PLAN FAMILY OF FUNDS

Letter from the President

March 31, 2014

Arthur D. Ally

Dear Shareholder,

Since nothing (economic outlook-wise) has changed since my last letter, I will simply repeat a lot of what has been said. The economic uncertainty that has plagued the capital markets over the past several years seems to be continuing. I am pleased to report, however, that the six-month period since our Annual Report of September 30, 2013 has seen the market extend its positive recovery even though it has been a little choppy of late.

Our sub-advisors remain mildly positive on the market but they do look for a more moderate but mixed performance for the remainder of the year. I would like to remind you, however, as respected and knowledgeable as we believe our sub-advisors to be, it is simply their opinion and cannot be considered to be a guarantee of future results.

I would like to mention that, in December, 2013, we added a thirteenth fund to our Timothy Plan Family with our Growth and Income Fund (eleven traditional funds and two asset-allocation funds) which provide our shareholders the opportunity to further diversify their investment dollars while staying consistent with their moral convictions.

Please do not consider that statement to be touting any particular fund in our fund family. Asset allocation has always tended to be and should continue to be considered by investors as a prudent approach to investing – particularly in these unsettled times.

Once again, we hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you for being part of the Timothy Plan family.

Sincerely,

ARTHUR D. ALLY,

President

Timothy Plan Fund Performance

[2]

Fund Profile

As of March 31, 2014 - (Unaudited)

Aggressive Growth Fund

International Fund

Top Ten Industries
(% of Net Assets)
Commercial Services	13.4%
Retail	8.6%
Telecommunications	6.5%
Diversified Financial Services	6.1%
Apparel	5.9%
Software	5.6%
Heathcare	5.6%
Computers	4.9%
Banks	4.3%
Semiconductors	4.2%
Other Assets in Excess of Liabilities	34.9%

100.0%

Top Ten Industries
(% of Net Assets)
Banks	9.4%
Insurance	9.7%
Telecommunications	8.2%
Automotive	7.5%
Oil & Natural Gas	7.0%
Food	6.6%
Healthcare	5.8%
Diversified Financial Services	5.0%
Minerals & Mining	3.3%
Machinery	2.8%
Other Assets in Excess of Liabilities	34.7%

100.0%

Large/Mid Cap Growth Fund

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)
Retail	13.0%
Semiconductors	12.5%
Electronics	7.1%
Oil & Natural Gas	6.4%
Healthcare	5.4%
Software	5.1%
Commercial Services	4.6%
Chemicals	3.9%
Insurance	3.8%
Banks	3.6%
Other Assets in Excess of Liabilities	34.6%

100.0%

Top Ten Industries
(% of Net Assets)
Banks	14.5%
Oil & Natural Gas	9.6%
REITs	8.7%
Building Materials	7.4%
Electric & Equipment	4.4%
Transportation	4.2%
Electric Power	4.2%
Insurance	4.1%
Software	4.1%
Machinery	3.9%
Other Assets in Excess of Liabilities	34.9%

100.0%

Large/Mid Cap Value Fund

Fixed Income Fund

Top Ten Industries
(% of Net Assets)
Oil & Natural Gas	11.3%
Retail	6.6%
Banks	6.3%
Diversified Financial Services	6.1%
Food	5.9%
Healthcare	5.9%
Semiconductors	5.7%
Electronics	4.2%
Aerospace/Defense	4.1%
Distribution/Wholesale	3.7%
Other Assets in Excess of Liabilities	40.2%

100.0%

Top Ten Industries
(% of Net Assets)
Corporate Bonds	39.8%
Government Mortgage - Backed Securities	30.0%
Government Notes & Bonds	25.6%
Other Assets in Excess of Liabilities	4.6%

100.0%

[3]

Fund Profile

As of March 31, 2014 - (Unaudited)

(Continued)

High Yield Bond Fund

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	96.3%
Other Assets in Excess of Liabilities	3.7%

100.0%

Top Ten Industries
(% of Net Assets)
Real Estate	15.0%
Oil & Natural Gas	12.8%
Telecommunications	11.8%
Banks	11.4%
Food	6.0%
Electronics	4.6%
Chemicals	4.4%
Healthcare Products	4.1%
Semiconductors	3.5%
Aerospace/Defense	2.9%
Other Assets in Excess of Liabilities	23.5%

100.0%

Defensive Strategies Fund

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
REITs	31.8%
TIPS	22.9%
Oil & Gas	10.1%
Exchange Traded Funds	8.9%
Chemicals	6.3%
Mining	5.1%
Oil & Gas Services	9.3%
Government Mortgage-Backed Securities	1.7%
Iron/Steel	1.5%
Pipelines	1.0%
Other Assets in Excess of Liabilities	1.4%

100.0%

Top Ten Industries
(% of Net Assets)
Mutual Funds	100.2%
Liabilities in Excess of Other Assets	(0.2%	)

	100.0%

Conservative Growth Fund

Emerging Markets Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	99.7%
Liabilities in Excess of Other Assets	0.3%

100.0%

Top Ten Industries
(% of Net Assets)
Banks	18.7%
Oil & Natural Gas	13.3%
Telecommunications	7.2%
Diversified Financial Services	7.0%
Food	7.0%
Electric	6.8%
Iron/Steel	4.7%
Semiconductors	4.6%
Automotive	4.5%
Retail	4.1%
Other Assets in Excess of Liabilities	22.1%

100.0%

[4]

Fund Profile

As of March 31, 2014 - (Unaudited)

(Continued)

Growth & Income Fund

Top Ten Industries
(% of Net Assets)
Government Notes & Bonds	49.3%
Insurance	6.4%
Oil & Gas	4.7%
Chemicals	4.4%
Commercial Services	4.3%
Mischellaneous Manufacturing	3.3%
Oil & Gas Services	2.8%
Household Products/Wares	2.6%
Electric	2.5%
Auto Parts & Equipment	2.4%
Other Assets in Excess of Liabilities	17.3%

100.0%

[5]

Timothy Plan Family of Funds	Aggressive Growth

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 96.2%		Shares	Fair Value
AEROSPACE/DEFENSE – 1.5%
B/E Aerospace, Inc.	*	4,065	$352,801

APPAREL – 5.9%
Carter’s, Inc.		2,775	215,479
Hanesbrands, Inc.		4,805	367,486
Oxford Industries, Inc.		1,325	103,615
Steven Madden, Ltd.	*	15,325	551,393
VF Corp.		2,760	170,789

			1,408,762

AUTO PARTS & EQUIPMENT – 0.2%
Dorman Products, Inc.	*	1,025	60,537

BANKS – 4.3%
Cardinal Financial Corp.		4,355	77,650
PacWest Bancorp.		3,775	162,363
PrivateBancorp., Inc.		8,545	260,708
Synovus Financial Corp.		157,675	534,518

			1,035,239

BEVERAGES – 1.2%
Keurig Green Mountain, Inc.		2,765	291,956

BIOTECHNOLOGY – 2.4%
Aegerion Pharmaceuticals, Inc.	*	2,370	109,304
Alexion Pharmaceuticals, Inc.	*	1,345	204,615
BioMarin Pharmaceutical, Inc.	*	1,525	104,020
Incyte Corp, Ltd.	*	980	52,450
MacroGenics, Inc.	*	1,620	45,085
NPS Pharmaceuticals, Inc.	*	1,850	55,371

			570,845

COMMERCIAL SERVICES – 13.4%
Advisory Board Co.	*	1,750	112,437
Cardtronics, Inc.	*	4,955	192,502
Euronet Worldwide, Inc.	*	3,710	154,299
ExlService Holdings, Inc.	*	4,525	139,868
FleetCor Technologies, Inc.	*	2,529	291,088
H&E Equipment Services, Inc.	*	5,050	204,272
H&R Block, Inc.		17,600	531,344
Heartland Payment Systems, Inc.		4,905	203,312
Information Services Group, Inc.	*	21,195	104,067
KAR Auction Services, Inc.		2,800	84,980
MAXIMUS, Inc.		3,095	138,842
SEI Investments Co.		3,165	106,376
United Rentals, Inc.	*	3,745	355,550
Vantiv, Inc. – Cl. A	*	6,650	200,963
Verisk Analytics, Inc. – Cl. A	*	2,460	147,502
WNS Holdings, Ltd. – ADR	*	13,695	246,510

			3,213,912

COMPUTERS – 4.9%
3D Systems Corp.	*	2,750	162,662
Cognizant Technology Solutions Corp. – Cl. A	*	6,720	340,099
Electronics For Imaging, Inc.	*	5,655	244,918
IHS, Inc. – Cl. A	*	1,575	191,362

Common Stocks (Continued)		Shares	Fair Value
COMPUTERS (continued)
Manhattan Associates, Inc.	*	1,860	$65,156
Netscout Systems, Inc.	*	1,992	74,859
Spansion, Inc.	*	5,900	102,778

			1,181,834

COSMETICS/PERSONAL CARE – 0.3%
Inter Parfums, Inc.		1,725	62,462

DISTRIBUTION/WHOLESALE – 1.2%
Wesco International, Inc.	*	3,395	282,532

DIVERSIFIED FINANCIAL SERVICES – 6.1%
E*TRADE Financial Corp.	*	5,100	117,402
Encore Capital Group, Inc.	*	4,500	205,650
Evercore Partners, Inc. – Cl. A		3,025	167,131
IntercontinentalExchange Group, Inc.		2,880	569,750
Invesco, Ltd.		11,080	409,960

			1,469,893

ELECTRICAL – 0.8%
Acuity Brands, Inc.		850	112,684
Hubbell, Inc. – Cl. B		755	90,502

			203,186

ELECTRONICS – 2.7%
Mettler-Toledo International, Inc.	*	430	101,342
Thermo Fisher Scientific, Inc.		2,945	354,107
Trimble Navigation, Ltd.	*	4,885	189,880

			645,329

ENVIRONMENTAL CONTROL – 1.3%
MSA Safety, Inc.		2,755	157,035
Waste Connections, Inc.		3,610	158,335

			315,370

FOOD – 1.0%
Hain Celestial Group, Inc.	*	2,565	234,621

HEALTHCARE – 5.5%
Capital Senior Living Corp.	*	9,850	256,001
Globus Medical, Inc. – Cl. A	*	2,925	77,776
ICON PLC	*	6,975	331,661
Thoratec Corp.	*	4,475	160,250
Tornier NV	*	10,870	230,661
Trinity Biotech PLC		2,625	63,604
Wright Medical Group, Inc.	*	6,630	205,994

			1,325,947

HOLDING COMPANIES – 0.5%
Horizon Pharma, Inc.	*	7,450	112,644

HOME BUILDERS – 0.8%
Lennar Corp.		5,255	208,203

INSURANCE – 2.9%
Assured Guaranty, Ltd.		15,300	387,396
Radian Group, Inc.		21,143	317,779

			705,175

[6]	(continued)

Timothy Plan Family of Funds	Aggressive Growth (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks (Continued)		Shares	Fair Value
INTERNET – 1.0%
Endurance International Group Holdings, Inc.	*	12,020	$156,380
SPS Commerce, Inc.	*	1,275	78,349

			234,729

LEISURE – 1.4%
Brunswick Corp.		7,525	340,807

MACHINERY-DIVERSIFIED – 1.7%
Columbus McKinnon Corp.	*	3,215	86,130
Flowserve Corp.		1,975	154,721
Nordson Corp.		2,300	162,127

			402,978

METAL FABRICATE/HARDWARE – 0.5%
Rexnord Corp.	*	3,850	111,573

MISCELLANEOUS MANUFACTURING – 1.5%
Hexcel Corp.	*	4,375	190,488
Trimas Corp.	*	5,060	167,992

			358,480

OIL & NATURAL GAS – 4.0%
Cabot Oil & Gas Corp. – Cl. A		7,955	269,515
Carrizo Oil & Gas, Inc.	*	2,350	125,631
Concho Resources, Inc.	*	1,400	171,500
Kodiak Oil & Gas Corp.	*	16,325	198,186
Rex Energy Corp.	*	10,524	196,904

			961,736

PHARMACEUTICALS – 2.0%
Akorn, Inc.	*	8,642	190,124
Aratana Therapeutics, Inc.	*	2,665	49,462
Catamaran Corp.	*	5,315	237,899

			477,485

REAL ESTATE – 1.1%
HFF, Inc. – Cl. A		7,665	257,621

RETAIL – 8.6%
Advance Auto Parts, Inc.		3,200	404,800
Bloomin’ Brands, Inc.	*	4,840	116,644
Cheesecake Factory, Inc.		5,000	238,150
Del Frisco’s Restaurant Group, Inc.	*	6,885	192,092
Dick’s Sporting Goods, Inc.		2,525	137,890
Five Below, Inc.	*	2,050	87,084
Group 1 Automotive, Inc.		4,215	276,757
Krispy Kreme Doughnuts, Inc.	*	12,070	214,001
Pier 1 Imports, Inc.		4,060	76,653
Rush Enterprises, Inc.	*	9,525	309,372

			2,053,443

SEMICONDUCTORS – 4.2%
Avago Technologies, Ltd.		3,400	218,994
MaxLinear, Inc. – Cl. A	*	12,765	121,012
NXP Semiconductor NV	*	11,475	674,845

			1,014,851

Common Stocks (Continued)		Shares	Fair Value
SOFTWARE – 5.6%
Aspen Technology, Inc.	*	2,990	$126,656
Cerner Corp.	*	2,700	151,875
Imperva, Inc.	*	1,173	65,336
Informatica Corp.	*	4,375	165,288
Interactive Intelligence Group, Inc.	*	925	67,063
PTC, Inc.	*	12,700	449,961
SS&C Technologies Holdings, Inc.	*	3,775	151,076
Synchronoss Technologies, Inc.	*	4,855	166,478

			1,343,733

TELECOMMUNICATIONS – 6.5%
8x8, Inc.	*	4,175	45,132
Aruba Networks, Inc.	*	5,635	105,656
CalAmp Corp.	*	5,025	140,047
Finisar Corp.	*	18,460	489,375
Fortinet, Inc.	*	7,800	171,834
Palo Alto Networks, Inc.	*	900	61,740
SBA Communications Corp. – Cl. A	*	5,895	536,209

			1,549,993

TRANSPORTATION – 1.2%
Genesse & Wyoming, Inc. – Cl A	*	2,875	279,795

Total Common Stocks (Cost $19,055,913)			$23,068,472

Master Limited Partnerships – 0.7%		Shares	Fair Value
Lazard, Ltd. – Cl. A (Cost $137,265)		3,775	$177,765

REITs – 0.4%		Shares	Fair Value
Lexington Realty Trust (Cost $107,637)		9,300	$101,463

Money Market Fund – 2.8%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $659,320)	(A)	659,320	$659,320

Total Investments (Cost $19,960,132) – 100.1%	(B)		$24,007,020
Liabilities in Excess of Other Assets – (0.1)%			(14,491)

Net Assets – 100.00%			$23,992,529

[7]	(continued)

Timothy Plan Family of Funds	Aggressive Growth (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,008,613 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,332,908
Unrealized depreciation	(334,501)

Net unrealized appreciation	$3,998,407

The accompanying notes are an integral part of these financial statements.

[8]

Timothy Plan Family of Funds	International

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 94.5%		Shares	Fair Value
AIRLINES – 2.1%
Copa Holdings SA – Cl. A		7,200	$1,045,368

AUTOMOTIVE – 7.6%
Magna International, Inc.		17,600	1,695,056
Valeo SA (ADR)		30,000	2,115,900

			3,810,956

BANKS – 9.4%
Bank of East Asia, Ltd. (ADR)		132,000	512,160
Bank Hapoalim BM (ADR)		18,000	512,100
DBS Group Holdings, Ltd. (ADR)		20,639	1,067,862
Sberbank of Russia (ADR)		76,000	742,520
Sumitomo Mitsui Financial Group, Inc.		151,200	1,307,880
Swedbank AB (ADR)		22,100	592,280

			4,734,802

BUILDING MATERIALS – 2.0%
Lafarge SA		51,000	998,580

CHEMICALS – 0.8%
Agrium, Inc.		4,000	390,080

DISTRIBUTION / WHOLESALE – 1.7%
ITOCHU Corp. (ADR)		36,000	841,680

DIVERSIFIED FINANCIAL SERVICES – 5.0%
Daiwa Securities Group, Inc.		85,500	739,575
ICAP PLC		24,000	310,320
ORIX Corp.	*	20,800	1,465,776

			2,515,671

ELECTRIC POWER – 1.0%
Power Assets Holdings, Ltd. (ADR)		59,900	516,338

ELECTRICAL – 1.9%
Hitachi, Ltd. (ADR)		13,000	965,900

ENGINEERING & CONSTRUCTION – 2.7%
Vinci SA (ADR)		74,000	1,375,660

FOOD – 6.5%
Kerry Group PLC (ADR)		14,000	1,071,000
Marine Harvest ASA (ADR)		70,000	801,500
Seven & I Holdings Co., Ltd. (ADR)		12,500	960,625
WM Morrison Supermarkets PLC (ADR)		25,000	447,000

			3,280,125

HAND / MACHINE TOOLS – 2.6%
Techtronic Industries Co. (ADR)		95,100	1,330,449

HEALTHCARE – 5.8%
Fresenius Medical Care AG & Co. (ADR)		36,000	1,254,600
Smith & Nephew PLC (ADR)		21,600	1,651,968

			2,906,568

HOME BUILDERS – 1.6%
Sekisui House, Ltd. (ADR)		65,000	800,150

HOUSEHOLD PRODUCTS – 3.6%
Henkel AG & Co. (ADR)		18,000	1,805,220

Common Stocks (Continued)		Shares	Fair Value
INSURANCE – 8.9%
Aegon NV (ADR)		170,000	$1,564,000
Ageas (ADR)		34,300	1,527,036
Muenchener Keuckversicherungs AG (ADR)		40,700	892,958
Zurich Insurance Group AG (ADR)		15,900	488,766

			4,472,760

MACHINERY – 2.8%
Assa Abloy AB (ADR)		20,000	532,600
Atlas Copco AB (ADR)		24,000	659,040
CNH Global NV	*	20,772	238,878

			1,430,518

MINERALS & MINING – 3.3%
Rio Tino PLC		14,000	781,620
Vale SA (ADR)		73,200	911,340

			1,692,960

MISCELLANEOUS MANUFACTURING – 2.5%
FUJIFILM Holdings Corp. (ADR)		38,538	1,035,131
Vesuvius PLC (ADR)		35,000	250,250

			1,285,381

OFFICE / BUSINESS EQUIPMENT – 0.6%
Canon, Inc. (ADR)		9,000	279,540

OIL & NATURAL GAS – 7.0%
Afren PLC (ADR)	*	20,000	235,400
Gran Tierra Energy, Inc.	*	112,000	837,760
Lukoil OAO (ADR)		16,000	894,800
Statoil ASA (ADR)		43,868	1,237,955
Transocean, Ltd.		8,000	330,720

			3,536,635

OIL & GAS SERVICE – 1.6%
Subsea 7 SA (ADR)		44,788	829,026

PHARMACEUTICAL – 2.6%
Shire PLC (ADR)		8,900	1,321,917

SOFTWARE – 0.9%
Open Text Corp.		10,000	477,100

TELECOMMUNICATIONS – 8.2%
Globe Telecom, Inc. (ADR)		15,000	553,425
Nippon Telegraph & Telephone Corp. (ADR)		25,000	681,000
Philippine Long Distance Telephone Co. (ADR)		14,500	884,790
Singapore Telecommunications, Ltd. (ADR)		47,500	1,383,010
Softbank Corp. (ADR)		16,852	638,859

			4,141,084

TRANSPORTATION – 1.8%
Canadian Pacific Railway, Ltd.		6,000	902,580

Total Common Stocks (Cost $37,123,668)			$47,687,048

[9]	(continued)

Timothy Plan Family of Funds	International (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Money Market Fund – 5.8%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $2,948,129)	(A)	2,948,129	$2,948,129

Total Investments (Cost $40,071,797) – 100.3%	(B)		$50,635,177
Liabilities in Excess of Other Assets – (0.3%)			(171,586)

Net Assets – 100.00%			$50,463,591

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,674,093 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,058,695
Unrealized depreciation	(1,097,611)

Net unrealized appreciation	$9,961,084

Diversification of Assets

Country	% of Net Assets
Belgium	3.03%
Brazil	1.81%
Canada	8.53%
France	8.90%
Germany	7.83%
Hong Kong	4.67%
Ireland	4.74%
Israel	1.01%
Japan	19.25%
Netherlands	3.57%
Norway	4.04%
Panama	2.07%
Philippines	2.85%
Russia	3.24%
Singapore	4.86%
Sweden	3.54%
Switzerland	1.62%
United Kingdom	8.93%
Total	94.49%
Money Market Fund	5.80%
Liabilities in Excess of Other Assets	(0.29)%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

[10]

Timothy Plan Family of Funds	Large/Mid Cap Growth

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 95.8%		Shares	Fair Value
AEROSPACE/DEFENSE – 2.3%
B/E Aerospace, Inc.	*	8,175	$709,508
General Dynamics Corp.		6,310	687,285

			1,396,793

APPAREL – 2.1%
Carter’s, Inc.		6,075	471,724
Hanesbrands, Inc.		4,695	359,074
VF Corp.		6,565	406,242

			1,237,040

BANKS – 3.6%
BB&T Corp.		33,850	1,359,754
Huntington Bancshares, Inc.		8,100	247,131
Zions Bancorp.		167,905	569,198

			2,176,083

BEVERAGES – 0.6%
Keurig Green Mountain, Inc.		3,175	335,248

BIOTECHNOLOGY – 0.6%
Alexion Pharmaceuticals, Inc.	*	900	136,917
BioMarin Pharmaceutical, Inc.	*	3,225	219,977

			356,894

CHEMICALS – 3.9%
LyondellBasell Industries NV		9,910	881,395
Praxair, Inc.		10,960	1,435,431

			2,316,826

COMMERCIAL SERVICES – 4.6%
FleetCor Technologies, Inc.	*	3,192	367,399
H&R Block, Inc.		18,765	566,515
KAR Auction Services, Inc.		5,975	181,341
SEI Investments Co.		6,550	220,146
United Rentals, Inc.	*	6,590	625,655
Vantiv, Inc. – Cl. A	*	13,720	414,618
Verisk Analytics, Inc. – Cl. A	*	6,420	384,943

			2,760,617

COMPUTERS – 2.2%
3D Systems Corp.	*	2,925	173,014
Cognizant Technology Solutions Corp. – Cl. A	*	9,500	480,795
Electronics For Imaging, Inc.	*	5,520	239,071
IHS Inc. – Cl. A	*	3,250	394,875

			1,287,755

DISTRIBUTION/WHOLESALE – 0.5%
Wesco International, Inc.	*	3,290	273,794

DIVERSIFIED FINANCIAL SERVICES – 2.6%
E*TRADE Financial Corp.	*	10,650	245,163
IntercontinentalExchange Group, Inc.		3,665	725,047
Invesco, Ltd.		15,774	583,638

			1,553,848

ELECTRICAL COMPONENTS & EQUIPMENT – 0.4%
Hubbell, Inc.		1,780	213,369

Common Stocks (Continued)		Shares	Fair Value
ELECTRONICS – 7.1%
Amphenol Corp.		15,090	$1,382,998
Jabil Circuit, Inc.		41,265	742,770
Mettler-Toledo International, Inc.	*	905	213,290
Thermo Fisher Scientific, Inc.		12,690	1,525,846
Trimble Navigation, Ltd.	*	10,345	402,110

			4,267,014

ENVIRONMENTAL CONTROL – 0.7%
Waste Connections, Inc.		8,845	387,942

FOOD – 2.5%
Hain Celestial Group, Inc.		5,575	509,945
JM Smucker and Co.		9,930	965,593

			1,475,538

HEALTHCARE – 5.4%
Covidien PLC		27,715	2,041,487
ICON PLC	*	7,500	356,625
Sirona Dental Systems, Inc.	*	8,815	658,216
Thoratec Corp.	*	4,775	170,993

			3,227,321

HOME BUILDERS – 0.7%
Lennar Corp.		10,530	417,199

INSURANCE – 3.8%
ACE, Ltd.		17,275	1,711,261
Assured Guaranty, Ltd.		21,400	541,848

			2,253,109

LEUSURE TIME – 0.8%
Brunswick Corp.		11,125	503,851

MACHINERY – 3.0%
Flowserve Corp.		4,250	332,945
Nordson Corp.		4,800	338,352
Rockwell Automation, Inc.		9,230	1,149,597

			1,820,894

MINING – 2.8%
Freeport – McMoRan Copper & Gold, Inc.		51,485	1,702,609

OIL & NATURAL GAS – 8.5%
Cabot Oil & Gas Corp. – Cl. A		8,670	293,740
Concho Resources, Inc.	*	2,965	363,213
ConocoPhillips		14,940	1,051,029
Exxon Mobile Corp.		12,530	1,232,046
Occidental Petroleum Corp.		22,520	2,145,931

			5,085,959

PHARMACEUTICALS – 0.4%
Catamaran Corp.	*	4,625	207,015

RETAIL – 13.0%
Advance Auto Parts, Inc.		5,950	752,675
AutoZone, Inc.	*	3,690	1,981,899
Cheesecake Factory, Inc		12,500	595,375
Costco Wholesale Corp.		11,180	1,248,582
Dick’s Sporting Goods, Inc.		5,575	304,451
Group 1 Automotive, Inc.		5,190	340,775

[11]	(continued)

Timothy Plan Family of Funds	Large/Mid Cap Growth (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks (Continued)		Shares	Fair Value
RETAIL (continued)
Kohl’s Corp.		14,530	$825,304
Lowe’s Cos, Inc.		24,550	1,200,495
PetSmart, Inc.		7,525	518,397

			7,767,953

SEMICONDUCTORS – 12.5%
Avago Technologies, Ltd.		7,225	465,362
Linear Technology Corp.		43,340	2,110,225
Maxim Integrated Products, Inc.		32,860	1,088,323
NVIDIA Corp.		72,870	1,305,102
NXP Semiconductor NV	*	20,950	1,232,070
Xilinx Inc.		22,945	1,245,225

			7,446,307

SOFTWARE – 5.1%
Cerner Corp.	*	10,400	585,000
Informatica Corp.	*	9,180	346,820
PTC, Inc.	*	21,985	778,929
Vmware, Inc. – Cl. A	*	12,600	1,361,052

			3,071,801

TELECOMMUNICATIONS – 2.7%
Cerner Corp.	*	18,610	493,351
Informatica Corp.	*	8,325	183,400
PTC, Inc.	*	1,725	118,335
Vmware, Inc. – Cl. A	*	9,225	839,106

			1,634,192

Common Stocks (Continued)		Shares	Fair Value
TRANSPORTATION – 3.4%
Genesee & Wyoming, Inc. – Class A	*	2,905	$282,715
Norfolk Southern Corp.		18,250	1,773,353

			2,056,068

Total Common Stocks (Cost $47,464,162)			$57,233,039

Master Limited Partnerships – 0.7%		Shares	Fair Value
Lazard, Ltd. – Cl. A (Cost $304,292)		8,480	$399,323

Money Market Fund – 3.2%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,914,883)	(A)	1,914,883	$1,914,883

Total Investments (Cost $49,683,337) – 99.7%	(B)		$59,547,245
Other Assets in Excess of Liabilities – 0.3%			220,942

Net Assets – 100.00%			$59,768,187

*	Non-income producing securities.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $49,758,686 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,150,014
Unrealized depreciation	(361,455)

Net unrealized appreciation	$9,788,559

The accompanying notes are an integral part of these financial statements.

[12]

Timothy Plan Family of Funds	Small Cap Value

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 87.0%		Shares	Fair Value
AEROSPACE EQUIPMENT – 3.1%
Kaman Corp.		22,421	$912,086
Moog, Inc. – Class A	*	25,802	1,690,289

			2,602,375

APPAREL – 2.1%
Wolverine World Wide, Inc.		60,800	1,735,840

BANKS – 14.5%
Bancfirst Corp.		14,323	811,111
BBCN Bancorp, Inc.		101,099	1,732,837
Chemical Financial Corp.		49,647	1,611,045
Columbia Banking System, Inc.		62,508	1,782,728
First Financial Bancorp		63,800	1,147,124
Pacific Continental Corp.		61,657	848,400
PrivateBancorp, Inc.		53,007	1,617,244
State Bank Financial Corp.		48,354	855,382
Wintrust Financial Corp.		35,954	1,749,522

			12,155,393

BUILDING MATERIALS – 7.4%
Apogee Enterprises, Inc.		42,011	1,396,026
Boise Cascade Co.	*	50,950	1,459,208
Continental Building Products, Inc.	*	38,814	731,256
Gibraltar Industries, Inc.	*	47,100	888,777
Trex Co., Inc.	*	23,313	1,705,579

			6,180,846

COMMERCIAL SERVICES – 1.9%
Kelly Services, Inc. – Cl. A		67,800	1,608,894

COMPUTERS – 3.0%
CACI International, Inc.	*	10,534	777,409
J2 Global, Inc.		34,700	1,736,735

			2,514,144

DISTRIBUTION/WHOLESALE – 1.1%
Beacon Roofing Supply, Inc.	*	23,300	900,778

ELECTRIC POWER – 4.2%
Allete, Inc.		32,700	1,714,134
NorthWestern Corp.		38,800	1,840,284

			3,554,418

ELECTRIC & EQUIPMENT – 4.4%
Coherent, Inc.		17,210	1,124,674
Littelfuse, Inc.		18,745	1,755,282
Watts Water Technologies, Inc.		14,300	839,267

			3,719,223

FOOD – 1.1%
J & J Snack Food Corp.		9,463	908,164

FOREST PRODUCTS & PAPER – 2.0%
KapStone Paper and Packaging Corp.		59,600	1,718,864

HEALTHCARE – 1.1%
Merit Medical Systems, Inc.	*	65,358	934,619

HOME BUILDERS – 2.2%
Thor Industries, Inc.		31,000	1,892,860

Common Stocks (Continued)		Shares	Fair Value
HOME FURNISHING – 1.8%
DTS, Inc.	*	75,328	$1,488,481

INSURANCE – 4.2%
AMERISAFE, Inc.		22,045	967,996
Employers Holdings, Inc.		86,400	1,747,872
Safety Insurance Group, Inc.		14,197	764,509

			3,480,377

INTERNET – 1.8%
CyrusOne, Inc.		71,998	1,499,718

LEISURE – 1.1%
Arctic Cat, Inc.		18,806	898,739

MACHINERY – 3.9%
Gorman-Rupp Co.		55,993	1,780,017
Hurco Cos, Inc.		23,405	624,445
Hyster-Yale Materials Handling, Inc. – Cl. A		8,776	855,660

			3,260,122

MINING – 1.0%
US Silica Holdings, Inc.	*	23,267	888,101

OFFICE FURNISHINGS – 1.1%
Knoll, Inc.		48,215	877,031

OIL & NATURAL GAS – 9.6%
Bonanza Creek Energy, Inc.	*	37,472	1,663,757
Contango Oil & Gas Co.	*	19,294	921,096
New Jersey Resources Corp.		37,928	1,888,814
RSP Permian, Inc.	*	31,500	910,035
Rex Energy Corp.	*	47,988	897,856
Synergy Resources Corp.	*	165,592	1,780,114

			8,061,672

OIL & GAS SERVICES – 1.1%
Matrix Service Co.	*	27,231	919,863

PIPELINES – 0.9%
Primoris Services Corp.		24,700	740,506

RETAIL – 2.2%
Lithia Motors, Inc.		27,500	1,827,650

SOFTWARE – 4.1%
AVG Technologies NV	*	81,100	1,699,856
Omnicell, Inc.	*	59,821	1,712,077

			3,411,933

TRANSPORTATION – 4.2%
Heartland Express, Inc.		79,315	1,799,657
Roadrunner Transportation Systems, Inc.	*	69,900	1,764,276

			3,563,933

TRUCKING & LEASING – 1.9%
TAL International Group, Inc.		36,696	1,573,158

Total Common Stocks (Cost $56,444,034)			$72,917,702

[13]	(continued)

Timothy Plan Family of Funds	Small Cap Value (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Master Limited Partnerships – 1.0%		Shares	Fair Value
World Point Terminals LP (Cost $782,943)	*	39,170	$812,778

REITs – 8.7%		Shares	Fair Value
Coresite Realty Corp.		24,105	$747,255
CubeSmart		51,200	878,592
Inland Real Estate Corp.		73,100	771,205
PS Business Parks, Inc.		20,600	1,722,572
Potlatch Corp.		38,500	1,489,565
Summit Hotel Properties, Inc.		188,197	1,746,468

Total REITs (Cost $6,541,356)			$7,355,657

Money Market Fund – 1.7%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,428,822)	(A)	1,428,822	$1,428,822

Total Investments (Cost $65,197,155) – 98.4%	(B)		$82,514,959
Other Assets in Excess of Liabilities – 1.6%			1,323,356

Net Assets – 100.00%			$83,838,315

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,247,178 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$17,516,494
Unrealized depreciation	(248,713)

Net unrealized appreciation	$17,267,781

The accompanying notes are an integral part of these financial statements.

[14]

Timothy Plan Family of Funds	Large/Mid Cap Value

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 93.2%		Shares	Fair Value
AEROSPACE / DEFENSE – 4.1%
B/E Aerospace, Inc.	*	33,550	$2,911,804
General Dynamics Corp.		29,500	3,213,140

			6,124,944

AUTO – 2.1%
BorgWarner, Inc.		50,400	3,098,088

BANKS – 6.3%
CIT Group, Inc.		50,800	2,490,216
East West Bancorp, Inc.		85,700	3,128,050
SVB Financial Group	*	29,786	3,835,841

			9,454,107

BEVERAGES – 2.1%
Dr. Pepper Snapple Group, Inc.		56,900	3,098,774

CHEMICALS – 3.0%
Rockwood Holdings, Inc.		20,300	1,510,320
Sherwin-Williams Co.		14,850	2,927,380

			4,437,700

COMPUTERS – 2.3%
SanDisk Corp.		18,900	1,534,491
Western Digital Corp.		19,900	1,827,218

			3,361,709

DISTRIBUTION / WHOLESALE – 3.7%
WESCO International, Inc.	*	34,600	2,879,412
WW Grainger, Inc.		10,700	2,703,462

			5,582,874

DIVERSIFIED FINANCIAL SERVICES – 6.1%
Eaton Vance Corp.		77,100	2,942,136
Franklin Resources, Inc.		55,800	3,023,244
Invesco, Ltd.		84,000	3,108,000

			9,073,380

ELECTRIC POWER – 2.0%
NextEra Energy, Inc.		31,900	3,050,278

ELECTRONICS – 4.2%
Amphenol Corp.		33,100	3,033,615
Garmin, Ltd.		33,500	1,851,210
TE Connectivity, Ltd.		23,800	1,432,998

			6,317,823

FOOD – 5.9%
JM Smucker Co.		30,000	2,917,200
McCormick & Co., Inc.		43,200	3,099,168
Sysco Corp.		77,750	2,809,107

			8,825,475

HEALTHCARE – 5.9%
Covidien PLC		40,500	2,983,230
CR Bard, Inc.		21,400	3,166,772
DENTSPLY International, Inc.		57,100	2,628,884

			8,778,886

Common Stocks (Continued)		Shares	Fair Value
HOUSEHOLD PRODUCTS/WARES – 0.9%
Tupperware Brands Corp.		16,300	$1,365,288

INSURANCE – 2.8%
Axis Capital Holdings, Ltd.		59,000	2,705,150
Unumprovident Corp.		41,100	1,451,241

			4,156,391

MACHINERY – 2.3%
Flowserve Corp.		43,000	3,368,620

METAL FABRICATE/HARDWARE – 2.0%
Precision Castparts Corp.		11,500	2,906,740

MISCELLANEOUS MANUFACTURING – 2.8%
AO Smith Corp.		58,300	2,682,966
SPX Corp.		15,600	1,533,636

			4,216,602

OIL & NATURAL GAS – 11.3%
EOG Resources, Inc.		16,875	3,310,369
EQT Corp.		14,700	1,425,459
Marathon Petroleum Corp.		34,700	3,020,288
National Oilwell Varco, Inc.		16,100	1,253,707
New Jersey Resources Corp.		61,130	3,044,274
Oasis Petroleum, Inc.	*	51,200	2,136,576
Occidental Petroleum Corp.		27,900	2,658,591

			16,849,264

PACKAGING & CONTAINERS – 1.9%
Rock Tenn Co.		27,300	2,882,061

PHARMACEUTICALS – 2.2%
Express Scripts Holding Co.	*	42,700	3,206,343
Mallinckrodt PLC	*	1	63

			3,206,406

RETAIL – 6.6%
Advance Auto Parts, Inc.		24,575	3,108,738
Family Dollar Stores, Inc.		47,600	2,761,276
MSC Industrial Direct Co., Inc.		31,725	2,744,847
PetSmart, Inc.		17,900	1,233,131

			9,847,992

SEMICONDUCTORS – 5.7%
Avago Technologies, Ltd.		63,500	4,090,035
Microchip Technology, Inc.		32,000	1,528,320
Skyworks Solutions, Inc.	*	78,300	2,937,816

			8,556,171

TELEVOMMUNICAIONS – 3.0%
Amdocs, Ltd.		95,500	4,436,930

TEXTILES – 2.0%
Mohawk Industries, Inc.	*	21,400	2,909,972

TRANSPORTATION – 2.0%
Canadian National Railway Co.		51,600	2,900,952

Total Common Stocks (Cost $103,492,731)			$138,807,427

[15]	(continued)

Timothy Plan Family of Funds	Large/Mid Cap Value (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Master Limited Partnerships – 1.1%	Shares	Fair Value
Lazard, Ltd. – Cl. A (Cost $934,664)	34,600	$1,629,314

REITs – 2.2%	Shares	Fair Value
Regency Centers Corp.	26,600	1,358,196
Ventas, Inc.	31,500	1,907,955

(Cost $5,729,841)		$3,266,151

Money Market Fund – 3.4%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $5,104,891)	(A)	5,104,891	$5,104,891

Total Investments (Cost $113,250,834) – 99.9%	(B)		$148,807,783
Other Assets in Excess of Liabilities – 0.1%			160,299

Net Assets – 100.00%			$148,968,082

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $113,288,626 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$36,060,483
Unrealized depreciation	(541,326)

Net unrealized appreciation	$35,519,157

The accompanying notes are an integral part of these financial statements.

[16]

Timothy Plan Family of Funds	Fixed Income

Schedule of Investments	As of March 31, 2014 (Unaudited)

Bonds and Notes – 95.4%	Par Value	Fair Value
CORPORATE BONDS – 39.8%
ABB Finance USA, Inc., 2.875%, 5/08/2022	$1,000,000	$974,211
Altera Corp., 1.75%, 5/15/2017	1,000,000	1,007,461
Analog Devices, Inc., 3.00%, 4/15/2016	740,000	768,876
Boardwalk Pipelines LP, 5.75%, 9/15/2019	1,000,000	1,086,619
Cameron International Corp., 6.375%, 7/15/2018	1,000,000	1,158,345
Canadian National Railway Co., 5.80%, 6/01/2016	750,000	829,577
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/2015	1,000,000	1,024,159
Covidien International Finance SA, 2.80%, 6/15/2015	500,000	512,735
DCP Midstream Operating LP, 2.70%, 4/01/2019	800,000	799,245
Eaton Corp., 5.60%, 5/15/2018	325,000	366,389
Energy Transfer Partners LP, 6.70%, 7/01/2018	1,000,000	1,162,546
Enterprise Products Operating, LLC, 6.125%, 10/15/2039	500,000	585,343
ERP Operating LP, 5.125%, 3/15/2016	900,000	973,789
Glencore Funding, LLC., 4.125%, 5/30/2023	1,000,000	956,879
Health Care REIT, Inc., 3.75%, 3/15/2023	1,000,000	983,592
Husky Energy, Inc., 3.95%, 4/15/2022	750,000	770,833
John Sevier Combined Cycle Generation LLC, 4.626%, 1/15/2042	973,831	1,013,572
Johnson Controls, Inc., 5.00%, 3/30/2020	750,000	833,590
Kennametal Inc., 3.875%, 2/15/2022	1,000,000	988,314
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	750,000	770,593
LYB International Finance BV, 4.00%, 7/15/2023	800,000	817,566
Marathon Oil Corp., 6.00%, 10/01/2017	750,000	858,034
Nisource Finance Corp., 5.40%, 7/15/2014	750,000	760,169
Oneok, Inc., 4.25%, 2/01/2022	500,000	479,699
Petrobras Intl. Financial Co., 3.50%, 2/06/2017	1,000,000	1,013,302
Phillips 66, 2.95%, 5/01/2017	1,000,000	1,043,943

Bonds and Notes (Continued)	Par Value	Fair Value
CORPORATE BONDS (continued)
Plains All American Pipeline, 3.65%, 6/01/2022	$1,000,000	$1,005,509
Rio Tinto Finance USA, Ltd., 2.50%, 5/20/2016	750,000	774,697
Simon Property Group LP, 6.125%, 5/30/2018	1,000,000	1,164,361
Teck Cominco Ltd. – Cl. B, 6.00%, 8/15/2040	500,000	501,206
Transocean, Inc., 6.00%, 3/15/2018	500,000	556,528
Trinity Acquisition PLC, 4.625%, 8/15/2023	750,000	766,307
Tyco Electronics Group SA, 6.55%, 10/01/2017	750,000	867,970
Valero Energy Corp., 6.625%, 6/15/2037	500,000	603,673

Total Corporate Bonds (Cost $27,944,368)		$28,779,632

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 55.6%
GOVERNMENT NOTES & BONDS – 25.6%
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,500,000	2,767,248
Federal Home Loan Bank, 5.00%, 11/17/2017	1,000,000	1,134,975
U.S. Treasury Bond, 4.50%, 2/15/2036	2,500,000	2,935,155
U.S. Treasury Note, 3.875%, 5/15/2018	2,000,000	2,199,610
U.S. Treasury Note, 3.125%, 5/15/2021	9,000,000	9,481,293

Total Government Notes & Bonds (Cost $18,992,578)		$18,518,281

GOVERNMENT MORTGAGE-BACKED SECURITIES – 30.0%
GNMA Pool 3584, 6.00%, 7/20/2034	49,579	57,080
GNMA Pool 3612, 6.50%, 9/20/2034	12,796	140,301
GNMA Pool 3625, 6.00%, 10/20/2034	364,114	409,550
GNMA Pool 3637, 5.50%, 11/20/2034	142,005	158,619
GNMA Pool 3665, 5.50%, 1/20/2035	234,297	261,705
GNMA Pool 3679, 6.00%, 2/20/2035	123,408	143,727
GNMA Pool 3711, 5.50%, 5/20/2035	267,879	299,722
GNMA Pool 3865, 6.00%, 6/20/2036	219,256	248,485
GNMA Pool 3910, 6.00%, 10/20/3036	155,197	175,933

[17]	(continued)

Timothy Plan Family of Funds	Fixed Income (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Bonds and Notes (Continued)	Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)
GMNA Pool 4058, 5.50%, 12/20/2037	$328,901	$359,593
GNMA Pool 4072, 5.50%, 1/20/2037	343,882	381,951
GMNA Pool 4520, 5.00%, 8/20/2039	1,173,201	1,281,275
GMNA Pool 4541, 5.00%, 9/20/2039	739,195	811,817
GMNA Pool 4947, 5.00%, 2/20/2041	1,304,303	1,431,420
GMNA Pool 5204, 4.50%, 10/20/2041	543,762	587,746
GNMA Pool 585163, 5.00%, 2/15/2018	11,702	12,375
GNMA Pool 585180, 5.00%, 2/15/2018	11,332	12,121
GNMA Pool 592492, 5.00%, 3/15/2018	7,964	8,520
GNMA Pool 599821, 5.00%, 1/15/2018	9,865	10,551
GNMA Pool 604182, 5.50%, 4/15/2033	204,982	229,005
GNMA Pool 663776, 6.50%, 1/15/2037	117,640	133,106
GNMA Pool 701961, 4.50%, 6/15/2039	1,634,211	1,773,233
GNMA Pool 734437, 4.50%, 5/15/2041	495,080	535,997
GNMA Pool 737556, 4.50%, 10/15/2040	1,259,907	1,363,379

Bonds and Notes (Continued)		Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)
GNMA Pool 781694, 6.00%, 12/15/2031		$51,190	$59,039
GNMA Pool 783060, 4.00%, 8/15/2040		1,280,638	1,349,118
GNMA Pool AD8801, 3.50%, 3/15/2043		4,020,109	4,116,024
GNMA Pool MA0155, 4.00%, 6/20/2042		2,535,111	2,669,470
GMNA Pool MA0220, 3.50%, 7/20/2042		2,594,219	2,652,328

Total Government Mortgage-Backed Securities (Cost $21,693,469)			$21,673,190

Total U.S. Government & Agency Obligations (Cost $40,686,047)			$40,191,471

Total Bonds and Notes (Cost $68,630,415)			$68,971,103

Money Market Fund – 6.1%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $4,377,119)	(A)	4,377,119	$4,377,119

Total Investments (Cost $73,007,534) – 101.4%	(B)		$73,348,222
Liabilities in Excess of Other Assets – (1.4)%			(1,023,963)

Net Assets – 100.00%			$72,324,259

(GNMA)	Government National Mortgage Association.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $73,007,534 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,856,035
Unrealized depreciation	(1,515,347)

Net unrealized appreciation	$340,688

The accompanying notes are an integral part of these financial statements.

[18]

Timothy Plan Family of Funds	High Yield Bond

Schedule of Investments	As of March 31, 2014 (Unaudited)

Corporate Bonds – 96.3%		Par Value	Fair Value
Access Midstream Partners LP, 5.875%, 4/15/2021		$500,000	$535,000
Actuant Corp., 5.625%, 6/15/2022		500,000	523,750
AmeriGas Partners LP, 7.00%, 5/20/2022		500,000	548,750
Amstead Industries, Inc., 5.00%, 3/15/2022	(A)	500,000	504,375
Anixter, Inc., 5.625%, 5/01/2019		500,000	535,000
Antero Resources Finance Corp., 5.375%, 11/1/2021	(A)	500,000	507,813
ArcelorMittal, 6.75%, 2/25/2022		500,000	551,250
Atlas Pipeline Partners LP, 5.875%, 8/01/2023		500,000	496,250
Ball Corp., 4.00%, 11/15/2023		250,000	235,000
Basic Energy Services, Inc., 7.75%, 10/15/2022		500,000	545,000
Biomet, Inc., 6.50%, 8/01/2020		450,000	486,900
Bombardier, Inc., 6.125%, 1/15/2023	(A)	250,000	253,750
Braskem Finance, Ltd., 6.45%, 2/3/2024		500,000	513,125
Calfrac Holdings LP, 7.50%, 12/01/2020	(A)	500,000	527,500
Calumet Specialty Product Partners, 9.375%, 5/01/2019		500,000	570,000
Calumet Specialty Product Partners, 6.50%, 4/15/2021	(A)	500,000	505,000
Catamaran Corp., 4.75%, 3/15/2021		415,000	421,744
Cemex Finance LLC, 6.00%, 4/1/2024	(A)	500,000	502,500
Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019		500,000	540,625
CommScope, Inc., 8.25%, 1/15/2019	(A)	366,000	398,025
Corrections Corp. of America, 4.125%, 4/01/2020		125,000	124,062
Crestwood Midstream Partners LP, 7.75%, 4/01/2019		500,000	545,000
Crestwood Midstream Partners LP, 6.00%, 12/15/2020		500,000	526,250
DCP Midstream, LLC., 5.85%, 5/21/2043	(A)(B)	500,000	472,500
Digicel, Ltd., 6.00%, 4/15/2021	(A)	500,000	512,500
DuPont Fabros Technology LP, 5.875%, 9/15/2021		100,000	106,250
Eldorado Gold Corp., 6.125%, 12/15/2020	(A)	500,000	502,500

Corporate Bonds (Continued)		Par Value	Fair Value
Energy Transfer Equity LP, 7.50%, 10/15/2020		$500,000	$574,375
EV Energy Partners/Fin, 8.00%, 4/15/2019		500,000	520,000
Forest Oil Corp., 7.25%, 6/15/2019		263,000	231,769
FTI Consulting, Inc., 6.00%, 11/15/2022		500,000	512,500
General Cable Corp., 5.75%, 10/01/2022	(A)	250,000	255,000
Genesis Energy LP, 5.75%, 2/15/2021		500,000	520,000
Geo Group, Inc., 5.125%, 4/01/2023		200,000	197,000
Gibraltar Industries, Inc., 6.25%, 2/01/2021		500,000	535,625
Hercules Offshore, Inc., 8.75%, 7/15/2021	(A)	500,000	545,000
Hiland Partners LP, 7.25%, 10/1/2020	(A)	350,000	382,375
HJ Heinz Co., 4.25%, 10/15/2020	(A)	500,000	493,125
Hologic, Inc., 6.25%, 8/01/2020		500,000	531,250
Hornbeck Offshore Services, Inc., 5.00%, 3/01/2021		500,000	493,750
Hypermarcas SA, 6.50%, 4/20/2021	(A)	500,000	546,250
ION Geophysical Corp., 8.125%, 5/15/2018	(A)	500,000	475,000
Iron Mountain, 7.75%, 10/1/2019		500,000	553,750
Iron Mountain, 6.00%, 8/15/2023		750,000	800,625
Jaguar Land Rover PLC, 8.125%, 5/15/2021	(A)	500,000	570,000
Kinder Morgan, Inc., 5.00%, 2/15/2021	(A)	500,000	503,207
Kindred Healthcare, 8.25%, 6/01/2019		500,000	537,187
Kodiak Oil & Gas Corp., 5.50%, 2/01/2022		500,000	514,375
Land O’ Lakes, Inc., 6.00%, 11/15/2022	(A)	500,000	532,500
LKQ Corp., 4.75%, 5/15/2023	(A)	125,000	118,750
Macquarie Bank, Ltd., 6.625%, 4/07/2021	(A)	500,000	566,508
Martin Midstream Partners LP, 7.25%, 2/15/2021		500,000	526,875
Mcron Finance Sub LLC, 8.375%, 5/15/2019	(A)	500,000	555,000
MedAssets, Inc., 8.00%, 11/15/2018		500,000	537,500

[19]	(continued)

Timothy Plan Family of Funds	High Yield Bond (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Corporate Bonds (Continued)		Par Value	Fair Value
Millicom International Cellular SA, 4.75%, 5/22/2020	(A)	$500,000	$491,250
MPT Operating Partnership LP, 6.375%, 2/15/2022		500,000	537,500
NGL Energy Partners LP, 6.875%, 10/15/2021	(A)	500,000	522,500
NuStar Logistics LP, 6.75%, 2/01/2021		300,000	325,875
Omnicare, Inc., 7.75%, 6/01/2020		500,000	552,500
Oshkosh Corp., 8.50, 3/1/2020		500,000	551,250
Pacific Drilling V, Ltd., 5.375%, 6/01/2020	(A)	500,000	498,750
Parker Drilling Co., 6.75%, 7/15/2022		250,000	258,750
Parker Drilling Co., 7.50%, 8/01/2020	(A)	250,000	267,500
Pinnacle Foods Finance, LLC., 4.875%, 5/01/2021		500,000	491,250
PolyOne Corp., 7.375%, 9/15/2020		500,000	549,375
Polypore International, Inc., 7.50%, 11/15/2017		250,000	265,313
QBE Capital Funding III Ltd., 7.25%, 5/24/2041	(A)(B)	500,000	535,748
Regency Energy Partners LP, 4.50%, 11/01/2023		500,000	467,500
Resolute Energy Corp., 8.50%, 5/01/2020		500,000	525,000
Reynolds Group Issuer, Inc., 9.00%, 4/15/2019		500,000	537,500
Samson Investment Co., 9.75%, 2/15/2020	(A)	500,000	547,500
Sanmina-SCI Corp., 7.00%, 5/15/2019	(A)	500,000	531,875
Schaeffler Finance BV, 8.50%, 2/15/2019	(A)	500,000	560,625
Sealed Air Corp., 6.50%, 12/01/2020	(A)	200,000	221,500

Corporate Bonds (Continued)		Par Value	Fair Value
Sealed Air Corp., 5.25%, 4/01/2023	(A)	$500,000	$507,500
SemGroup LP, 7.50%, 6/15/2021		500,000	545,000
Steel Dynamics, Inc., 5.25%, 4/15/2023	(A)	100,000	102,250
Suncoke Energy, 7.625%, 8/01/2019		500,000	536,250
Targa Resources Partners LP, 4.25%, 11/15/2023	(A)	500,000	466,250
Tesoro Corp., 5.375%, 10/01/2022		500,000	516,875
Tesoro Logistics LP, 5.875%, 10/01/2020		500,000	525,000
Tullow Oil PLC, 6.00%, 11/1/2020	(A)	500,000	510,000
United States Steel Corp., 7.50%, 3/15/2022		500,000	541,250
USG Corp., 9.75%, 1/15/2018		500,000	606,250
USG Corp., 5.875%, 11/1/2021	(A)	100,000	106,250
VeriSign, Inc., 4.625%, 5/01/2023		500,000	482,500
VimpelCom Holdings BV, 5.95%, 2/13/2023	(A)	500,000	462,500

Total Corporate Bonds (Cost $39,153,200)			$40,766,651

Money Market Fund – 3.0%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,260,512)	(B)	1,260,512	$1,260,512

Total Investments (Cost $40,413,712) – 99.3%	(C)		$42,027,163
Other Assets in Excess of Liabilities – 0.7%			288,300

Net Assets – 100.00%			$42,315,463

(A)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 38.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,413,712 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,861,311
Unrealized depreciation	(247,860)

Net unrealized appreciation	$1,613,451

The accompanying notes are an integral part of these financial statements.

[20]

Timothy Plan Family of Funds	Israel Common Values

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 93.3%		Shares	Fair Value
AEROSPACE/DEFENSE – 2.9%
Elbit Systems, Ltd.		7,001	$427,684

BANKS – 11.4%
Bank Hapoalim BM (ADR)		13,400	381,230
Bank Leumi Le-Israel BM	*	76,000	296,177
First International Bank of Israel BM		19,300	318,994
Israel Discount Bank, Ltd.	*	170,000	311,522
Mizrahi Tefahot, Ltd.		26,000	355,155

			1,663,078

CHEMICALS – 4.4%
Frutarom Industries, Ltd.		17,000	408,305
Israel Chemicals, Ltd. (ADR)		26,400	232,056

			640,361

COMMERCIAL SERVICES – 1.9%
Nitsba Holdings, Ltd.	*	17,000	272,698

COMPUTERS – 1.0%
Matrix IT, Ltd.		24,210	139,788

ELECTRONICS – 4.6%
Ituran Location and Control, Ltd.		13,296	331,735
Orbotech, Ltd.	*	22,300	343,197

			674,932

ENERGY-ALTERNATE SOURCES – 1.8%
Ormat Industries, Ltd.	*	35,300	267,648

FOOD – 6.0%
Osem Investments, Ltd.		13,000	305,164
Rami Levi Chain Stores		5,700	330,260
Shufersal, Ltd.		59,000	235,506

			870,930

HEALTHCARE PRODUCTS – 4.1%
PhotoMedex, Inc.	*	22,491	356,032
Syneron Medical, Ltd.	*	20,000	249,000

			605,032

HOME BUILDERS – 1.8%
Bayside Land Corp., Ltd.		1,000	261,648

INTERNET – 2.0%
Perion Network, Ltd.	*	27,000	298,350

OIL & NATURAL GAS – 12.8%
Avnber Oil Exploration, LLP	*	290,000	280,876
Delek Drilling – LP	*	61,000	337,355
Isramco Negev 2 LP	*	1,536,664	324,964
Noble Energy, Inc.		4,700	333,888
Paz Oil Co., Ltd.	*	1,900	286,486
Ratio Oil Exploration LP	*	2,100,000	300,275

			1,863,844

PHARMACEUTICALS – 2.2%
OPKO Health, Inc.	*	34,000	316,880

Common Stocks (Continued)		Shares	Fair Value
REAL ESTATE – 14.9%
Alony Hetz Properties & Investments		45,000	$309,602
Amot Investments, Ltd.		105,000	338,486
Azrieli Group		7,500	262,193
Gazit-Globe, Ltd.		21,000	270,789
Industrial Buildings Corp.		162,000	348,575
Jerusalem Economy, Ltd.		34,000	350,736
Melisron, Ltd.		11,366	299,624

			2,180,005

SEMICONDUCTORS – 3.5%
Nova Measuring Instruments, Ltd.	*	30,533	341,970
Tower Semiconductor, Ltd.	*	18,100	165,434

			507,404

SOFTWARE – 6.3%
Check Point Software Technologies, Ltd.	*	4,500	304,335
Magic Software Enterprises, Ltd.		36,900	297,414
RADWARE, Ltd.	*	18,000	318,240

			919,989

TELECOMMUNICATIONS – 11.8%
Allot Communications, Ltd.	*	10,000	134,600
Cellcom Israel, Ltd.	*	25,300	348,634
EZChip Semiconductor, Ltd.	*	12,000	304,200
NICE Systems, Ltd. (ADR)		7,500	334,950
Partner Communications Co., Ltd. (ADR)	*	32,500	290,875
Silicom, Ltd.		5,000	310,200

			1,723,459

Total Common Stocks (Cost $10,279,056)			$13,633,730

Investment Companies – 2.3%		Shares	Fair Value
The Israel Corp., Ltd. (Cost – $349,470)	*	600	$334,575

Money Market Fund – 3.8%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $555,717)	(A)	555,717	$555,717

Total Investments (Cost $11,184,243) – 99.4%	(B)		$14,524,022
Other Assets in Excess of Liabilities – 0.6%			88,261

Net Assets – 100.00%			$14,612,283

[21]	(continued)

Timothy Plan Family of Funds	Israel Common Values (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,887,693 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,708,340
Unrealized depreciation	(72,011)

Net unrealized appreciation	$2,636,329

The accompanying notes are an integral part of these financial statements.

[22]

Timothy Plan Family of Funds	Defensive Strategies

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 25.5%		Shares	Fair Value
CHEMICALS – 6.3%
Agrium, Inc.		3,996	$389,690
American Vanguard Corp.		959	20,762
CF Industries Holdings, Inc.		4,448	1,159,327
Intrepid Potash, Inc.	*	5,759	89,034
K+S AG		7,983	262,366
Mosaic Co.		10,698	534,900
Potash Corp. Of Saskatchewan, Inc.		19,011	688,578
Sociedad Quimica y Minera de Chile SA		3,862	122,580
Syngenta AG (ADR)		7,768	588,659
Uralkali OJSC		10,796	259,104

			4,115,000

COAL – 0.0%
Peabody Energy Corp.		1,103	18,023

FOOD – 0.6%
Ingredion, Inc.		3,387	230,587
Tyson Foods, Inc.		3,082	135,639

			366,226

IRON / STEEL – 1.5%
Allegheny Technologies, Inc.		2,356	88,774
JFE Holdings, Inc.		13,301	251,033
Nippon Steel & Sumitomo Metal Corp.		110,828	303,579
POSCO (ADR)		979	67,952
Severstal OAO		11,215	85,058
ThyssenKrupp AG	*	2,358	63,262
Vale SA (ADR)		6,234	86,216

			945,874

MACHINERY – 0.3%
AGCO Corp. (ADR)		3,416	188,427
CNH Global NV	*	2,315	26,623

			215,050

MINING – 5.1%
Allied Nevada Gold Corp.	*	3,102	13,370
Anglo American PLC		7,252	184,562
AngloGold Ashanti, Ltd. (ADR)	*	82	1,401
Antofagasta PLC		2,159	30,074
BHP Billiton PLC (ADR)		234	14,452
Cameco Corp.		451	10,328
Cia de Minas Buenaventura SA		8,295	104,268
Coeur d’Alene Mines Corp.	*	1,877	17,437
Eldorado Gold Corp.		7,567	42,224
First Quantum Minerals, Ltd.		1,198	22,208
Freeport-McMoRan Copper & Gold, Inc.		23,276	769,737
Glencore International PLC		54,923	282,761
Goldcorp, Inc.		16,990	415,915
Harmony Gold Mining Co., Ltd. (ADR)	*	7,047	21,493
Hecla Mining Co.		5,932	18,211
IAMGOLD Corp.		6,495	22,862
Kazakhmys PLC		549	2,417
Kinross Gold Corp.		39,028	161,576
MMC Norilsk Nickel OJSC		5,670	94,972
New Gold, Inc.	*	4,211	20,550

Common Stocks (Continued)		Shares	Fair Value
MINING (continued)
Newmont Mining Corp.		8,197	$192,138
Pan American Silver Corp.		359	4,620
Randgold Resources, Ltd. (ADR)		746	55,950
Rio Tinto PLC (ADR)		6,310	352,287
Royal Gold, Inc.		136	8,516
Sesa Goa, Ltd.		987	12,259
Silver Wheaton Corp.		11,446	259,824
Southern Copper Corp.		5,122	149,101
Yamana Gold, Inc.		7,265	63,787

			3,349,300

OIL & GAS – 9.3%
Anadarko Petroleum Corp.		492	41,702
Apache Corp.		2,775	230,186
BG Group PLC		20,355	379,233
Canadian Natural Resources, Ltd.		1,428	54,792
Chesapeake Energy Corp.		901	23,084
ConocoPhillips		9,965	701,038
Devon Energy Corp.		2,644	176,963
Encana Corp.		1,870	39,981
Ensco PLC – Cl. A		1,233	65,078
EOG Resources, Inc.		384	75,329
Inpex Corp.		30,400	395,392
Lukoil OAO		13,787	766,006
Marathon Oil Corp.		14,378	510,707
Noble Energy, Inc.		647	45,963
NovaTek OAO		1,803	198,330
Occidental Petroleum Corp.		4,215	401,647
Petroleo Brasileiro SA (ADR)		14,022	184,389
Pioneer Natural Resources Co.		244	45,662
Reliance Industries, Ltd.		5,915	183,365
Rosneft OAO (ADR)		26,168	174,253
Southwestern Energy Co.	*	2,812	129,380
Total SA		14,122	926,503
Transocean, Ltd.		2,350	97,149
Valero Energy Corp.		4,362	231,622

			6,077,754

OIL & GAS SERVICES – 2.1%
Baker Hughes, Inc.		2,827	183,812
Cameron International Corp.	*	2,899	179,071
Halliburton Co.		14,031	826,286
National Oilwell Varco, Inc.		2,210	172,093

			1,361,262

PIPELINES – 0.3%
Kinder Morgan, Inc.		3,591	116,672
TransCanada Corp.		1,592	72,568

			189,240

RETAIL – 0.0%
CST Brands, Inc.		626	19,556

Total Common Stocks (Cost $16,985,242)			$16,657,285

[23]	(continued)

Timothy Plan Family of Funds	Defensive Strategies (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

REITs – 30.5%		Shares	Fair Value
Acadia Realty Trust		5,000	$131,900
Apartment Investment & Management Co. – Cl. A		4,000	120,880
AvalonBay Communities, Inc.		4,350	571,242
Boston Properties, Inc.		8,600	984,958
Brandywine Realty Trust		10,700	154,722
BRE Properties, Inc.		5,400	339,012
Camden Property Trust		5,700	383,838
CBL & Associates Properties, Inc.		13,000	230,750
DDR Corp.		31,100	512,528
DiamondRock Hospitality Co.		39,700	466,475
Douglas Emmett, Inc.		10,300	279,542
Education Realty Trust, Inc.		16,600	163,842
Equity Lifestyle Properties, Inc.		4,700	191,055
Equity Residential		16,300	945,237
Essex Property Trust, Inc.		3,150	535,657
Extra Space Storage, Inc.		7,800	378,378
Federal Realty Investment Trust		2,500	286,800
FelCor Lodging Trust, Inc.	*	10,100	91,304
First Industrial Realty Trust		18,800	363,216
First Potomac Realty Trust		7,400	95,608
HCP, Inc.		17,700	686,583
Health Care REIT, Inc.		8,700	518,520
Highwoods Properties, Inc.		5,400	207,414
Hospitality Properties Trust		20,300	583,016
Kilroy Realty Corp.		5,500	322,190
Kimco Realty Corp.		27,000	590,760
Lexington Realty Trust		23,700	258,567
Liberty Property Trust		11,000	406,560
Macerich Company		13,963	870,314
Mid-America Apartment Communites, Inc.		4,208	287,280
National Retail Properties, Inc.		6,900	236,808
Prologis, Inc.		21,494	877,600
PS Business Parks, Inc.		4,000	334,480
Public Storage		5,700	960,393
Rayonier, Inc.		4,100	188,231
Regency Centers Corp.		3,700	188,922
Simon Property Group, Inc.		13,029	2,136,756
SL Green Realty Corp.		8,150	820,053
Strategic Hotels & Resorts, Inc.	*	27,200	277,168
Summit Hotel Properties, Inc.		7,200	66,816
Taubman Centers, Inc.		5,700	403,503
UDR, Inc.		14,200	366,786
Ventas ,Inc.		13,259	803,098
Weingarten Realty Investors		10,100	303,000

TOTAL REITs (Cost $17,715,236)			$19,921,762

Exchange Traded Funds – 8.9%		Shares	Fair Value
iShares Silver Trust	*	35,800	681,632
PowerShares DB Agriculture Fund	*	56,300	1,594,979
PowerShares DB Base Metals Fund	*	31,700	503,079
PowerShares DB Commodity Index Tracking Fund	*	27,300	713,349

Exchange Traded Funds (Continued)		Shares	Fair Value
PowerShares DB Energy Fund	*	24,200	$708,334
SPDR Gold Shares	*	13,250	1,637,833

Total Exchange Traded Funds (Cost $6,762,124)			$5,839,206

Bonds and Notes – 30.4%		Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES – 1.7%
GNMA Pool 4947, 5.00%, 2/20/2041		$493,294	$541,371
GNMA Pool 5204, 4.50%, 10/20/2041		543,732	587,746

Total Government Mortgage- Backed Securities (Cost $1,109,064)			$1,129,117

COPORATE BONDS – 4.3%
CHEMICALS – 0.6%
LYB International Financance BV, 4%, 7/15/2023		400,000	408,993

HAND/MACHINE TOOLS – 0.8%
Kennametal Inc., 3.875%, 2/15/2022		500,000	494,157

OIL & GAS – 0.8%
Petrobras International Finance Co., 3.50%, 2/06/2017		500,000	506,651

PIPELINES – 1.3%
DCP Midstream Operating, 2.7%, 04/01/2019		400,000	402,441
Energy Transfer Partners LP, 6.70%, 7/01/2018		400,000	465,018

			867,459

REITS – 0.8%
Health Care REIT Inc., 3.75%, 3/15/2023		500,000	491,796

Total Corporate Bonds (Cost $2,741,669)			$2,769,056

TREASURY INFLATION PROTECTED SECURITIES (TIPS) – 24.4%
TIPS, 1.75%, 1/15/2028		2,535,000	3,140,505
TIPS, 2.50%, 1/15/2029		1,350,000	1,788,432
TIPS, 2.125%, 2/15/2041		625,000	803,459
TIPS, 1.625%, 1/15/2018		1,650,000	2,000,072
TIPS, 2.00%, 1/15/2016		745,000	932,245
TIPS, 2.375%, 1/15/2017		1,050,000	1,334,532
TIPS, 2.00%, 1/15/2026		850,000	1,142,249

[24]	(continued)

Timothy Plan Family of Funds	Defensive Strategies (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Bonds and Notes (Continued)	Par Value	Fair Value
TREASURY INFLATION PROTECTED SECURITIES (TIPS) (continued)
TIPS, 2.125%, 1/15/2019	$1,550,000	$1,887,150
TIPS, 1.125%, 1/15/2021	2,575,000	2,925,378

Total Treasury Inflation Protected Securities (TIPS) (Cost $16,385,921)		$15,954,022

Total Bonds and Notes (Cost $20,236,654)		$19,852,195

Money Market Fund – 7.2%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $4,712,908)	(A)	4,712,908	$4,712,908

Total Investments (Cost 66,412,164) – 102.5%			$66,983,356
Liabilities in Excess of Other Assets – (2.5)%			(1,650,769)

Net Assets – 100.00%			$65,332,587

*	Non-income producing securities.
(GNMA)	Government National Mortgage Association.
(REIT)	Real Estate Investment Trust.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,593,827 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,140,919
Unrealized depreciation	(3,751,390)

Net unrealized appreciation	$389,529

The accompanying notes are an integral part of these financial statements.

[25]

Timothy Plan Family of Funds	Strategic Growth

Schedule of Investments	As of March 31, 2014 (Unaudited)

Mutual Funds – 100.2%	(A)	Shares	Fair Value
Timothy Plan Aggressive Growth Fund		277,607	$2,584,523
Timothy Plan Defensive Strategies Fund		506,333	5,772,195
Timothy Plan Emerging Markets Fund		292,100	2,944,372
Timothy Growth & Income Fund	*	420,960	4,609,508
Timothy Plan High Yield Bond Fund		607,626	5,881,819
Timothy Plan International Fund		788,696	7,114,040
Timothy Plan Israel Common Values Fund		171,950	2,300,691
Timothy Plan Large/Mid Cap Growth Fund		733,329	6,174,634
Timothy Plan Large/Mid Cap Value Fund		313,311	5,977,982
Timothy Plan Small Cap Value Fund		138,838	2,855,903

Total Mutual Funds (Cost $39,689,598)			$46,215,667

Money Market Fund – 0.4%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $173,046)	(B)	173,046	$173,046

Total Investments (Cost $39,862,644) – 100.6%	(C)		$46,388,713
Liabilities In Excess Of Other Assets – (0.6)%			(287,274)

Net Assets – 100.00%			$46,101,439

*	Non-income producing securities.
(A)	Affiliated Funds – Class A.
(B)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $41,798,126 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,862,070
Unrealized depreciation	(271,483)

Net unrealized appreciation	$4,590,587

The accompanying notes are an integral part of these financial statements.

[26]

Timothy Plan Family of Funds	Conservative Growth

Schedule of Investments	As of March 31, 2014 (Unaudited)

Mutual Funds – 99.7%	(A)	Shares	Fair Value
Timothy Plan Aggressive Growth Fund		145,564	$1,355,201
Timothy Plan Defensive Strategies Fund		628,145	7,160,855
Timothy Plan Emerging Markets Fund		180,947	1,823,947
Timothy Plan Fixed Income Fund		1,658,542	17,149,328
Timothy Plan Growth & Income Fund	*	545,645	5,974,813
Timothy Plan High Yield Bond Fund		520,691	5,040,289
Timothy Plan International Fund		332,979	3,003,469
Timothy Plan Israel Common Values Fund		178,055	2,382,382
Timothy Plan Large/Mid Cap Growth Fund		659,739	5,554,998
Timothy Plan Large/Mid Cap Value Fund		370,770	7,074,293
Timothy Plan Small Cap Value Fund		154,242	3,172,766

Total Mutual Funds (Cost $54,303,561)			$59,692,341

Money Market Fund – 0.3%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $173,238)	(B)	173,238	$173,238

Total Investments (Cost $54,476,799) – 99.9%	(C)		$59,865,579
Other Assets in Excess of Liabilities – 0.1%			29,031

Net Assets – 100.00%			$59,894,610

*	Non-income producing securities.
(A)	Affiliated Funds – Class A.
(B)	Variable rate security; the rate shown represents the yield at March 31, 2014
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,679,710 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,817,142
Unrealized depreciation	(631,273)

Net unrealized appreciation	$4,185,869

The accompanying notes are an integral part of these financial statements.

[27]

Timothy Plan Family of Funds	Emerging Markets

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stocks – 92.0%		Shares	Fair Value
AEROSPACE/DEFENSE – 3.1%
Embraer SA (ADR)		9,360	$332,186

AGRICULTURE – 1.5%
Adecoagro SA	*	20,140	164,342

AUTOMOTIVE – 4.5%
China Yuchai International, Ltd.		4,270	90,439
Kia Motors Corp.		1,550	86,330
Hyundai Mobis		1,030	304,734

			481,503

BANKS – 18.7%
Banco Bradesco SA		7,600	112,378
Banco do Brasil SA		19,800	199,132
Banco Latinoamericano de Comercio Exterior SA		8,530	225,277
Banco Santander Brasil SA (ADR)		39,870	222,076
Erste Group Bank AG		9,110	311,397
Sberbank of Russia (ADR)		24,260	237,020
TCS Group Holding PLC		13,440	108,864
Turkiye Garanti Bankasi AS		83,350	284,891
Turkiye Vakiflar Bankasi Tao		153,900	290,323

			1,991,358

BUILDING MATERIALS – 3.0%
Cemex SAB de CV (ADR)	*	21,080	266,240
Desarrolladora Homex SAB de CV	*	145,724	33,574
Urbi Desarrollos Urbanos SAB de CV	*	373,450	24,202

			324,016

CHEMICALS – 4.0%
Yingde Gases		443,500	423,083

COMPUTERS – 1.5%
Compal Electronics		233,000	165,080

DISTRIBUTION / WHOLESALE – 2.2%
Aygaz AS		60,530	237,700

DIVERSIFIED FINANCIAL SERVICES – 7.0%
Hana Financial Group, Inc.		6,400	233,831
KB Financial Group, Inc.		6,840	239,307
Shinham Financial Group Co., Ltd.		6,100	269,278

			742,416

ELECTRIC – 6.8%
Centrais Eletricas Brasileiras SA		34,950	99,258
Cia Paranaense de Energia (ADR)		10,480	137,393
Reliance Infrastructure, Ltd. (ADR)		15,790	339,485
RusHydro JSC		93,880	143,730

			719,866

FOOD – 7.0%
First Pacific Co., Ltd.		362,000	359,802
Lotte Confectionery Co., Ltd.		90	154,100
Marfrig Alimentos SA	*	115,100	225,496

			739,398

Common Stocks (Continued)		Shares	Fair Value
HOLDING COMPANY – 0.6%
Haw Par Corp., Ltd.		10,260	$68,117

IRON / STEEL – 4.6%
POSCO		1,750	486,522

OIL & NATURAL GAS – 10.3%
Lukoil OAO (ADR)		7,264	406,239
Petroleo Brasileiro SA		32,299	447,987
Surgutneftegas OAO		328,500	238,407

			1,092,633

PHARMACEUTICAL – 0.6%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.		70,580	66,902

RETAIL – 4.1%
Bosideng International Holdings, Ltd.		1,910,000	288,085
Luk Fook Holdings International, Ltd.		46,000	145,286

			433,371

SEMICONDUCTORS – 4.6%
Samsung Electronics Co., Ltd.		389	490,216

TELECOMMUNICATIONS – 7.2%
Telefonica Brasil SA (ADR)		12,420	263,801
Tim Participacoes SA (ADR)		10,100	262,196
XL Axiata TBK PT		605,700	234,580

			760,577

TEXTILES – 0.7%
Weiqiao Textile Co.		136,000	75,038

Total Common Stocks (Cost $10,162,200)			$9,794,324

Preferred Stock – 2.5%		Shares	Fair Value
Hyundai Motor Co. (Cost $130,902)		2,050	$261,858

REITs – 3.0%		Shares	Fair Value
Mexico Real Estate Management SA de CV (Cost $297,259)		171,310	$323,229

Money Market Fund – 2.5%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $260,661)	(A)	260,661	$260,661

Total Investments (Cost $10,851,022) – 99.9%	(B)		$10,640,072
Other Assets in Excess of Liabilities – 0.0%			2,153

Net Assets – 100.00%			$10,642,225

[28]	(continued)

Timothy Plan Family of Funds	Emerging Markets (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(REITs)	Real Estate Investment Trusts.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,863,527 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$768,105
Unrealized depreciation	(991,560)

Net unrealized depreciation	$(223,455)

Diversification of Assets

Country	% of Net Assets
Austria	2.23%
Brazil	22.47%
China	0.71%
Hong Kong	11.43%
India	3.19%
Indonesia	2.20%
Luxembourg	1.54%
Mexico	6.08%
Panama	4.20%
Russia	8.43%
Singapore	1.49%
South Korea	23.74%
Taiwan	1.55%
Turkey	8.27%
Total	97.53%
Money Market Fund	2.45%
Liabilties in Excess of Other Assets	0.02%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

[29]

Timothy Plan Family of Funds	Growth & Income

Schedule of Investments	As of March 31, 2014 (Unaudited)

Common Stock – 44.2%		Shares	Fair Value
AEROSPACE/DEFENSE – 0.9%
Alliant Techsystems, Inc.		1,300	$184,795

AUTO PARTS & EQUIPMENT – 2.3%
Goodyear Tire & Rubber Co./The		6,100	130,650
Magna International, Inc.		3,300	317,823

			448,473

BANKS – 0.8%
Southside Bancshares, Inc.		4,900	153,762

BIOTECHNOLOGY – 0.4%
PDL BioPharma, Inc.		10,000	83,100

CHEMICALS – 4.1%
Aceto Corp.		8,000	160,720
CF Industries Holdings, Inc.		900	234,576
Olin Corp.		5,000	138,050
Westlake Chemical Corp.		4,000	264,720

			798,066

COMMERCIAL SERVICES – 4.3%
Deluxe Corp.		2,800	146,916
RR Donnelley & Sons Co.		18,200	325,780
United Rentals, Inc.	*	3,900	370,266

			842,962

COMPUTERS – 1.8%
Western Digital Corp.		3,900	358,098

DISTRIBUTION/WHOLESALE – 0.8%
Arrow Electronics, Inc.	*	2,800	166,208

ELECTRIC – 2.5%
IDACORP, Inc.		5,200	288,444
Westar Energy, Inc.		5,700	200,412

			488,856

ELECTRONICS – 1.3%
Avnet, Inc.		5,600	260,568

FOOD – 1.3%
Spartan Stores, Inc.		11,000	255,310

HOUSEHOLD PRODUCTS/WARES – 2.6%
Helen of Troy Ltd.		3,900	269,997
Jarden Corp.		4,000	239,320

			509,317

INSURANCE – 6.0%
American Financial Group, Inc.		3,000	173,130
FBL Financial Group, Inc.		1,500	64,980
Montpelier Re Holdings Ltd.		7,800	232,128
Protective Life Corp.		7,400	389,166
Unum Group		9,100	321,321

			1,180,725

MISCELLANEOUS MANUFACTURING – 2.8%
American Railcar Industries, Inc.		4,700	329,141
Sturm Ruger & Co., Inc.		1,400	83,720

Common Stock (Continued)	Shares	Fair Value
MISCELLANEOUS MANUFACTURING (continued)
Trinity Industries, Inc.	2,000	$144,140

		557,001

OIL & GAS – 4.7%
Cimarex Energy Co.	2,800	333,508
ConocoPhillips	2,800	196,980
HollyFrontier Corp.	3,300	157,014
Valero Energy Corp.	4,300	228,330

		915,832

OIL & GAS SERVICES – 1.7%
Exterran Holdings, Inc.	7,400	324,712

PHARMACEUTICALS – 2.1%
Omnicare, Inc.	4,300	256,581
USANA Health Sciences, Inc.	2,000	150,680

		407,261

RETAIL – 2.6%
Dillard’s, Inc.	2,300	212,520
Haverty Furniture Cos., Inc.	9,800	291,060

		503,580

TELECOMMUNICATIONS – 1.2%
Vonage Holdings Corp.	57,000	243,390

Total Common Stock (Cost $7,397,484)		$8,682,016

Bonds & Notes – 49.3%	Par Value	Fair Value
GOVERNMENT NOTES & BONDS – 49.3%
Federal Farm Credit Banks, 2.00%, 8/22/2014	$200,000	$184,628
Federal Home Loan Banks, 3.44%, 11/6/2023	100,000	99,021
Federal Home Loan Mortgage Corp., 1.50%, 12/27/2018	250,000	250,679
United States Treasury Note/Bond, 3.875%, 8/15/2040	1,500,000	1,599,375
United States Treasury Note/Bond, 4.625%, 2/15/2017	1,900,000	2,104,028
United States Treasury Note/Bond, 1.00%, 9/30/2016	1,900,000	1,915,734
United States Treasury Note/Bond, 0.375%, 2/15/2016	650,000	650,038
United States Treasury Note/Bond, 0.25%, 5/15/2016	1,900,000	1,890,278
United States Treasury Note/Bond , 2.75%, 11/15/2023	1,000,000	1,004,609

Total Bonds & Notes (Cost $17,671,638)		$9,698,390

[30]	(continued)

Timothy Plan Family of Funds	Growth & Income (Continued)

Schedule of Investments	As of March 31, 2014 (Unaudited)

Money Market Fund – 3.1%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (Cost $610,209)	(A)	610,209	$610,209

Total Investments – 96.6% (Cost $17,671,638)			$18,990,615
Other Assets in Excess of Liabilities – 3.4%			674,574

Total Net Assets – 100.0%			$19,665,189

*	Non-income producing securities.
(A)	Variable rate security; the rate shown represents the yield at March 31, 2014.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,671,638 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,360,786
Unrealized depreciation	(41,809)

Net unrealized appreciation	$1,318,977

The accompanying notes are an integral part of these financial statements.

[31]

Timothy Plan Family of Funds

Statements of Assets and Liabilities	March 31, 2014 (Unaudited)

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Assets:
Investments, at cost	$19,960,132	$40,071,797	$49,683,337	$65,197,155	$113,250,834	$73,007,534

Investments, at value	$24,007,020	$50,635,177	$59,547,245	$82,514,959	$148,807,783	$73,348,222
Receivable for fund shares sold	36,588	49,908	139,334	168,496	312,563	173,457
Dividends and interest receivable	8,442	99,587	37,779	85,215	159,094	569,207
Receivable for securities sold	1,750	—	1,419,090	1,355,289	—	—
Cash	—	—	—	—	11,110	—
Receivable for foreign tax reclaims	—	45,899	—	—	—	—
Prepaid expenses and other assets	31,454	14,697	14,557	19,603	23,428	13,744

Total assets	24,085,254	50,845,268	61,158,005	84,143,562	149,313,978	74,104,630

Liabilities:
Payable for fund shares redeemed	20,920	16,007	49,042	37,824	82,732	20,450
Accrued advisory fees	17,063	41,884	42,873	60,038	106,089	27,698
Accrued 12b-1 fees	7,087	12,289	15,858	22,544	40,240	19,260
Payable for securities purchased	7,000	254,195	1,232,046	124,384	—	1,626,605
Accrued expenses and other liabilities	40,655	57,302	49,999	60,457	116,835	86,358

Total liabilities	92,725	381,677	1,389,818	305,247	345,896	1,780,371

Net assets	$23,992,529	$50,463,591	$59,768,187	$83,838,315	$148,968,082	$72,324,259

Net assets consist of:
Paid in capital	$18,558,086	$56,193,723	$46,699,636	$60,356,811	$105,441,413	$71,687,936
Undistributed net investment income (loss)	(328,532)	(848,758)	(111,050)	(5,648)	(8,234)	243,909
Accumulated net realized gain (loss) from investments	1,716,087	(15,444,754)	3,315,693	6,169,348	7,977,954	51,726
Net unrealized appreciation on investments	4,046,888	10,563,380	9,863,908	17,317,804	35,556,949	340,688

Net assets	$23,992,529	$50,463,591	$59,768,187	$83,838,315	$148,968,082	$72,324,259

Class A
Net assets	$20,511,862	$47,087,473	$53,931,824	$74,958,363	$132,174,185	$65,221,760
Shares of beneficial interest outstanding	2,203,055	5,218,114	6,408,446	3,644,642	6,928,493	6,310,593
Net Asset Value, offering price and redemption price per share	$9.31	$9.02	$8.42	$20.57	$19.08	$10.34

Offering price per share (NAV / 0.945) *(NAV / 0.955)	$9.85	$9.54	$8.91	$21.77	$20.19	$10.83	*

Class C
Net assets	$3,480,555	$3,224,373	$5,748,219	$8,534,513	$15,966,731	$7,102,397
Shares of beneficial interest outstanding	420,438	364,681	774,966	497,454	950,896	711,505
Net asset value, offering price and redemption price per share	$8.28	$8.84	$7.42	$17.16	$16.79	$9.98

Minimum redemption price per share (NAV * 0.99)	$8.20	$8.75	$7.34	$16.98	$16.62	$9.88

Class I
Net assets	$111.69	$151,745	$88,144	$345,439	$827,166	$102.04
Shares of beneficial interest outstanding	11.958	16,843.286	10,445.055	16,775.112	43,367.019	9.999
Net asset value, offering price and redemption price per share	$9.34	$9.01	$8.44	$20.59	$19.07	$10.21

The accompanying notes are an integral part of these financial statements.

[32]

Timothy Plan Family of Funds

Statements of Assets and Liabilities	March 31, 2014 (Unaudited)

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
Assets:
Investments, at cost	$40,413,712		$11,184,243	$66,412,164	$39,862,644	$54,476,799	$10,851,022	$17,671,638

Investments, at value	$42,027,163		$14,524,022	$66,983,356	$46,388,713	$59,865,579	$10,640,072	$18,990,615
Dividends and interest receivable	769,854		29,326	151,698	63,353	133,941	24,254	37,785
Receivable for fund shares sold	132,796		74,548	171,437	50,340	159,938	40,278	81,963
Receivable for securities sold	—		—	644,178	—	—	—	581,369
Deposit with broker	—		—	—	—	—	1,844	—
Brazilian Real (BRL)	—		—	—	—	—	3,446	—
Receivable for foreign tax reclaims	—		—	12,093	—	—	—	196
Prepaid expenses and other assets	14,390		31,732	10,845	12,096	13,603	7,246	9,278

Total assets	42,944,203		14,659,628	67,973,607	46,514,502	60,173,061	10,717,140	19,701,206

Liabilities:
Payable for securities purchased	500,000		—	2,454,869	63,353	133,941	—	—
Payable for fund shares redeemed	42,769		2,495	43,031	263,667	42,218	—	—
Accrued advisory fees	21,309		12,187	33,007	25,274	32,594	10,166	13,923
Accrued 12b-1 fees	10,398		4,195	20,330	4,978	6,407	2,382	4,349
Due to broker	—		—	—	—	—	41,587	—
Accrued expenses and other liabilities	54,264		28,468	89,783	55,791	63,291	20,780	17,745

Total liabilities	628,740		47,345	2,641,020	413,063	278,451	74,915	36,017

Net assets	$42,315,463		$14,612,283	$65,332,587	$46,101,439	$59,894,610	$10,642,225	$19,665,189

Net assets consist of:
Paid in capital	$41,891,072		$11,878,913	$64,232,815	$46,485,781	$54,796,906	$10,679,446	$18,407,144
Undistributed net investment income (loss)	35,019		(760,780)	379,061	1,616,799	1,478,279	(75,601)	(35,604)
Accumulated net realized gain (loss) from investments	(1,224,079)		154,433	149,413	(8,527,210)	(1,769,355)	250,536	(25,328)
Net unrealized appreciation (depreciation) on investments	1,613,451		3,339,717	571,298	6,526,069	5,388,780	(212,156)	1,318,977

Net assets	$42,315,463		$14,612,283	$65,332,587	$46,101,439	$59,894,610	$10,642,225	$19,665,189

Class A
Net assets	$39,568,684		$12,608,739	$50,699,976	$37,492,020	$48,440,625	$9,919,711	$18,821,762
Shares of beneficial interest outstanding	4,086,587		942,041	4,449,415	4,193,052	4,390,100	984,301	1,718,729
Net Asset Value, offering price and redemption price per share	$9.68		$13.38	$11.40	$8.94	$11.03	$10.08	$10.95

Offering price per share (NAV / 0.945) *(NAV / 0.955)	$10.14	*	$14.16	$12.06	$9.46	$11.67	$10.67	$11.59

Class C
Net assets	$2,695,764		$1,994,879	$14,615,719	$8,609,419	$11,453,985	$507,871	$555,263
Shares of beneficial interest outstanding	276,042		151,612	1,317,026	1,047,640	1,113,801	50,854	50,871
Net asset value, offering price and redemption price per share	$9.77		$13.16	$11.10	$8.22	$10.28	$9.99	$10.92

Minimum redemption price per share (NAV * 0.99)	$9.67		$13.03	$10.99	$8.14	$10.18	$9.89	$10.81

Class I
Net assets	$51,015		$8,665	$16,892	$—	$—	$214,643	$288,164
Shares of beneficial interest outstanding	5,262.519		649.222	1,485.665	—	—	21,273.246	26,322.719
Net asset value, offering price and redemption price per share	$9.69		$13.35	$11.37	$—	$—	$10.09	$10.95

The accompanying notes are an integral part of these financial statements.

[33]

Timothy Plan Family of Funds

Statements of Operations	For the Six Months Ended March 31, 2014 (Unaudited)

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$28	$86	$92	$74	$202	$1,106,353
Dividend income	71,670	348,146	382,112	633,566	1,044,733	—
Foreign tax withheld	—	(39,174)	1,184	—	(2,626)	—

Total investment income	71,698	309,058	383,388	633,640	1,042,309	1,106,353

Operating expenses:
Investment advisory fees	92,248	226,329	237,971	332,036	587,552	217,828
12b-1 Fees:
Class A	23,087	52,878	63,212	87,443	153,685	81,500
Class C	16,179	14,243	26,776	39,806	73,830	37,045
Administration fees	29,558	83,576	98,098	134,164	123,066	138,917
Registration fees	16,472	16,986	17,594	17,594	19,414	18,504
Custody fees	12,443	5,209	6,949	6,634	8,166	7,060
Printing expenses	6,574	10,099	12,822	18,782	28,913	17,133
Non 12b-1 shareholder servicing fees	6,284	7,722	19,206	13,162	37,525	26,246
Audit fees	5,984	6,082	5,535	5,535	5,535	5,535
Compliance officer fees	3,447	2,635	3,436	3,272	7,555	5,076
Miscellaneous expenses	3,064	3,852	1,593	1,918	2,950	2,521
Trustees’ fees	1,270	2,291	3,180	3,942	7,458	4,821
Insurance expenses	306	621	912	1,026	2,177	1,694

Total operating expenses	216,916	432,523	497,284	665,314	1,057,826	563,880
Less: Expenses waived by advisor	—	—	—	—	—	(54,457)

Net operating expenses	216,916	432,523	497,284	665,314	1,057,826	509,423

Net investment income (loss)	(145,218)	(123,465)	(113,896)	(31,674)	(15,517)	596,930

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	1,766,913	106,851	4,168,432	7,537,937	8,042,930	52,266
Net change in unrealized appreciation (depreciation) on investments	331,263	2,693,039	1,882,446	949,391	8,647,670	16,358

Net realized and unrealized gain on investments	2,098,176	2,799,890	6,050,878	8,487,328	16,690,600	68,624

Net increase in net assets resulting from operations	$1,952,958	$2,676,425	$5,936,982	$8,455,654	$16,675,083	$665,554

The accompanying notes are an integral part of these financial statements.

[34]

Timothy Plan Family of Funds

Statements of Operations	For the Six Months Ended March 31, 2014 (Unaudited)

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund (1)
Investment Income:
Interest income	$1,212,763	$28	$88,503	$11	$10	$20	$35,580
Dividend income	—	122,080	570,997	—	—	78,337	69,153
Dividend income from affiliated funds	—	—	—	1,903,153	2,025,280	—	—
Foreign tax withheld	—	(29,767)	(14,130)	—	—	(9,010)	(294)

Total investment income	1,212,763	92,341	645,370	1,903,164	2,025,290	69,347	104,439

Operating expenses:
Investment advisory fees	119,747	63,672	194,977	142,933	183,972	57,667	61,271
12b-1 Fees:
Class A	46,765	14,120	62,049	—	—	11,406	17,650
Class C	12,424	7,164	76,710	30,601	40,149	1,797	981
Administration fees	75,277	27,249	83,666	57,400	73,185	16,890	18,021
Registration fees	16,380	—	23,660	17,594	18,806	20,626	11,700
Printing expenses	9,202	2,046	15,938	12,567	13,326	1,465	4,500
Non 12b-1 shareholder servicing fees	7,164	1,378	8,610	6,066	5,123	3,496	4,500
Audit fees	6,830	6,982	6,982	5,535	5,535	5,984	5,580
Custody fees	3,267	5,902	15,581	3,897	4,879	10,489	6,480
Compliance officer fees	2,614	981	4,415	2,690	3,192	501	3,060
Trustees’ fees	2,488	648	4,563	948	3,054	501	3,960
Insurance expenses	730	155	1,465	757	977	171	180
Miscellaneous expenses	2,321	1,488	2,581	3,035	1,713	1,450	2,160

Total operating expenses	305,209	131,785	501,197	284,023	353,911	132,443	140,043
Less: Expenses waived by advisor	—	—	—	—	—	—	—

Net operating expenses	305,209	131,785	501,197	284,023	353,911	132,443	140,043

Net investment income (loss)	907,554	(39,444)	144,173	1,619,141	1,671,379	(63,096)	(35,604)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	147,661	243,705	581,354	723,081	1,152,837	340,460	(25,328)
Net change in unrealized appreciation on investments	1,087,590	1,175,473	1,206,676	724,247	187,111	(338,619)	1,318,977

Net realized and unrealized gain on investments	1,235,251	1,419,178	1,788,030	1,447,328	1,339,948	1,841	1,293,649

Net increase (decrease) in net assets resulting from operations	$2,142,805	$1,379,734	$1,932,203	$3,066,469	$3,011,327	$(61,255)	$1,258,045

(1)	The Growth & Income Fund commenced operations on October 1, 2013.

The accompanying notes are an integral part of these financial statements.

[35]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Operations:
Net investment income (loss)	$(145,218)	$(225,177)	$(123,465)	$230,090	$(113,896)	$(154,694)
Net realized gain from investments	1,766,913	2,105,187	106,851	783,962	4,168,432	4,956,086
Capital gain dividends from REITs	—	2,235	—	—	—	—
Net change in unrealized appreciation on investments	331,263	2,256,985	2,693,039	5,027,081	1,882,446	4,941,630

Net increase in net assets resulting from operations	1,952,958	4,139,230	2,676,425	6,041,133	5,936,982	9,743,022

Distributions to shareholders:
Net investment income
Class A	—	—	(786,429)	(230,752)	—	—
Class C	—	—	(36,943)	—	—	—
Class I	—	—	(2,495)	—	—	—
Net realized gains
Class A	(1,036,995)	—	—	—	(4,768,553)	(2,446,061)
Class C	(210,803)	—	—	—	(570,867)	(296,634)
Class I	(6)	—	—	—	(7,416)	—

Total dividends and distributions to shareholders	(1,247,804)	—	(825,867)	(230,752)	(5,346,836)	(2,742,695)

Share transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,848,664	4,388,489	8,566,848	10,977,091	6,157,231	9,051,293
Class C	486,797	717,887	739,975	755,818	818,081	1,516,639
Class I	—	100	147,358	100	83,486	100
Reinvestment of dividends and distributions
Class A	982,936	—	668,018	202,277	4,397,355	2,267,318
Class C	199,968	—	29,829	—	457,708	239,483
Class I	6	—	865	—	4,941	—
Cost of shares redeemed
Class A	(2,679,891)	(4,678,771)	(2,317,866)	(8,018,394)	(5,646,976)	(10,724,659)
Class C	(170,405)	(546,416)	(100,515)	(260,483)	(545,185)	(1,827,870)

Net increase (decrease) in net assets from share transactions of beneficial interest	2,668,075	(118,711)	7,734,512	3,656,409	5,726,641	522,304

Total Increase in Net Assets	3,373,229	4,020,519	9,585,070	9,466,790	6,316,787	7,522,631

The accompanying notes are an integral part of these financial statements.

[36]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Net Assets:
Beginning of period	20,619,300	16,598,781	40,878,521	31,411,731	53,451,400	45,928,769

End of period*	$23,992,529	$20,619,300	$50,463,591	$40,878,521	$59,768,187	$53,451,400

* Includes undistributed net investment income (loss) at end of period	$(328,532)	$(183,314)	$(848,758)	$100,574	$(111,050)	$2,846

Share Activity:
Shares Sold
Class A	415,080	545,659	961,531	1,370,275	742,381	1,187,169
Class C	59,238	97,012	83,844	96,698	109,838	221,194
Class I	—	11	16,735	12	9,818	12
Shares Reinvested
Class A	109,215	—	74,472	26,720	547,621	324,831
Class C	24,934	—	3,386	—	64,557	38,074
Class I	1	—	97	—	615	—
Shares Redeemed
Class A	(290,884)	(603,346)	(258,810)	(1,029,883)	(670,397)	(1,398,597)
Class C	(21,297)	(81,776)	(11,545)	(33,866)	(72,339)	(262,121)

Net increase (decrease) in shares of beneficial interest outstanding	296,287	(42,440)	869,710	429,956	732,094	110,562

The accompanying notes are an integral part of these financial statements.

[37]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Small Cap Value Fund		Large/ Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Operations:
Net investment income (loss)	$(31,674)	$20,961	$(15,517)	$596,162	$596,930	$1,317,522
Net realized gain from investments	7,537,937	8,776,714	8,042,930	20,643,211	52,266	901,715
Capital gain dividends from REITs	—	36,191	—	12,601	—	—
Net change in unrealized appreciation (depreciation) on investments	949,391	10,680,831	8,647,670	3,763,115	16,358	(4,713,356)

Net increase (decrease) in net assets resulting from operations	8,455,654	19,514,697	16,675,083	25,015,089	665,554	(2,494,119)

Distributions to shareholders:
Net investment income
Class A	(11)	(88,849)	(547,759)	(358,626)	(1,030,486)	(903,855)
Class C	(1)	—	(24,189)	—	(93,453)	(54,237)
Class I	—	—	(3,894)	—	(2)	—
Net realized gains
Class A	(6,644,863)	—	(7,988,764)	—	(148,647)	—
Class C	(874,075)	—	(1,077,063)	—	(17,627)	—
Class I	(22,910)	—	(44,330)	—	—	—

Total dividends and distributions to shareholders	(7,541,860)	(88,849)	(9,685,999)	(358,626)	(1,290,215)	(958,092)

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	10,120,369	11,969,015	16,198,621	30,287,293	7,084,357	22,378,103
Class C	1,238,069	2,004,285	1,799,048	3,183,229	590,939	2,874,242
Class I	340,862	100	783,820	100	—	100
Reinvestment of dividends and distributions
Class A	6,271,941	84,074	7,682,226	307,962	1,078,669	801,878
Class C	810,924	—	930,672	—	91,635	45,593
Class I	20,825	—	45,334	—	2	—
Cost of shares redeemed
Class A	(7,368,564)	(12,650,070)	(12,728,457)	(38,910,448)	(9,942,864)	(27,243,493)
Class C	(1,007,852)	(1,235,150)	(1,035,046)	(2,518,994)	(1,469,176)	(3,570,618)
Class I	(12,961)		(4,000)

Net increase (decrease) in net assets from share transactions of beneficial interest	10,413,613	172,254	13,672,218	(7,650,858)	(2,566,438)	(4,714,195)

Total Increase (Decrease) in Net Assets	11,327,407	19,598,102	20,661,302	17,005,605	(3,191,099)	(8,166,406)

The accompanying notes are an integral part of these financial statements.

[38]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/ Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Net Assets:
Beginning of period	72,510,908	52,912,806	128,306,780	111,301,175	75,515,358	83,681,764

End of period*	$83,838,315	$72,510,908	$148,968,082	$128,306,780	$72,324,259	$75,515,358

* Includes undistributed net investment income (loss) at end of period	$(5,648)	$26,038	$(8,234)	$583,125	$243,909	$770,920

Share Activity:
Shares Sold
Class A	494,391	692,720	866,530	1,833,499	682,084	2,088,605
Class C	72,358	132,413	108,961	212,010	58,841	277,316
Class I	16,363	5	41,086	5	—	10
Shares Reinvested
Class A	311,572	5,349	421,869	20,092	104,925	76,046
Class C	48,183	—	57,950	—	9,233	4,489
Class I	1,034	—	2,492	—	—	—
Shares Redeemed
Class A	(361,947)	(752,629)	(680,151)	(2,333,513)	(956,735)	(2,557,054)
Class C	(58,782)	(87,460)	(62,679)	(173,444)	(146,464)	(347,595)
Class I	(627)	—	(217)	—	—	—

Net increase (decrease) in shares of beneficial interest outstanding	522,545	(9,602)	755,841	(441,351)	(248,116)	(458,183)

The accompanying notes are an integral part of these financial statements.

[39]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Operations:
Net investment income (loss)	$907,554	$1,966,215	$(39,444)	$(52,970)	$144,173	$240,974
Net realized gain (loss) from investments	147,661	232,096	243,705	(30,117)	581,354	380,305
Capital gain dividends from REITs	—	—	—	—	—	95,795
Net change in unrealized appreciation (depreciation) on investments	1,087,590	(707,158)	1,175,473	2,064,869	1,206,676	(7,225,344)

Net increase (decrease) in net assets resulting from operations	2,142,805	1,491,153	1,379,734	1,981,782	1,932,203	(6,508,270)

Distributions to shareholders:
Net investment income
Class A	(914,587)	(1,782,597)	(566,559)	—	(229,323)	(28)
Class C	(52,168)	(88,820)	(68,279)	—	—	(10)
Class I	(578)	—	(429)		(140)
From net realized gains
Class A	—	—	—	—	(110,890)	(97,172)
Class C	—	—	—	—	(35,481)	(35,276)
Class I	—	—	—	—	(37)	—

Total dividends and distributions to shareholders	(967,333)	(1,871,417)	(635,267)	—	(375,871)	(132,486)

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	6,718,345	15,564,006	2,208,053	3,295,264	6,694,095	20,337,684
Class C	457,565	1,124,628	965,570	738,558	713,593	5,060,845
Class I	50,000	100	7,976	100	15,976	100
Reinvestment of dividends and distributions
Class A	797,671	1,572,663	557,945	—	328,384	92,047
Class C	39,789	69,721	67,882	—	35,220	34,945
Class I	578	—	429		177
Cost of shares redeemed
Class A	(4,628,537)	(14,596,227)	(1,105,330)	(2,878,944)	(9,376,069)	(16,279,364)
Class C	(108,947)	(616,056)	(73,387)	(98,800)	(3,213,085)	(5,357,105)

Net increase in net assets from share transactions of beneficial interest	3,326,464	3,118,835	2,629,138	1,056,178	(4,801,709)	3,889,152

Total Increase (Decrease) in Net Assets	4,501,936	2,738,571	3,373,605	3,037,960	(3,245,377)	(2,751,604)

The accompanying notes are an integral part of these financial statements.

[40]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Net Assets:
Beginning of period	37,813,527	35,074,956	11,238,678	8,200,718	68,577,964	71,329,568

End of period*	$42,315,463	$37,813,527	$14,612,283	$11,238,678	$65,332,587	$68,577,964

* Includes undistributed net investment income (loss) at end of period	$35,019	$94,798	$(760,780)	$(86,069)	$379,061	$464,351

Share Activity:
Shares Sold
Class A	698,675	1,615,799	171,648	286,237	600,730	1,733,384
Class C	47,269	116,063	76,407	63,533	65,292	437,490
Class I	5,192	11	607	8	1,460	9
Shares Reinvested
Class A	83,185	165,588	44,671	—	30,210	7,703
Class C	4,113	7,288	5,519	—	3,323	2,990
Class I	60	—	34		16
Shares Redeemed
Class A	(481,546)	(1,523,719)	(85,542)	(260,162)	(843,103)	(1,415,033)
Class C	(11,247)	(63,809)	(5,811)	(9,559)	(296,190)	(478,799)

Net increase in shares of beneficial interest outstanding	345,701	317,221	207,533	80,057	(438,262)	287,744

The accompanying notes are an integral part of these financial statements.

[41]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund (1)
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Period Ended September 30, 2013
Operations:
Net investment income (loss)	$1,619,141	$41,481	$1,671,379	$55,679	$(63,096)	$(58,775)
Net realized gain from investments	723,081	1,365,460	1,152,837	2,008,053	340,460	287,405
Capital gain distributions from affiliated funds	—	184,843	—	165,162	—	—
Net change in unrealized appreciation (depreciation) on investments	724,247	3,100,731	187,111	834,809	(338,619)	126,463

Net increase in net assets resulting from operations	3,066,469	4,692,515	3,011,327	3,063,703	(61,255)	355,093

Distributions to shareholders:
Net Investment Income
Class A	(35,399)	(190,626)	(208,040)	(306,948)	—	—
Class C	—	(5)	—	(6)	—	—
From net realized gains
Class A	—	—	—	—	(317,280)	—
Class C	—	—	—	—	(11,694)	—
Class I	—	—	—	—	(5,929)	—

Total dividends and distributions to shareholders	(35,399)	(190,631)	(208,040)	(306,954)	(334,903)	—

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	3,405,442	5,923,646	5,277,854	9,364,096	2,387,423	9,641,956
Class C	982,428	1,239,023	1,695,534	2,556,007	237,132	323,894
Class I	—	—	—	—	219,519	100
Reinvestment of dividends and distributions
Class A	34,264	185,872	192,436	283,789	304,324	—
Class C	—	—	—	—	11,626	—
Class I	—	—	—	—	5,375	—
Cost of shares redeemed
Class A	(2,904,670)	(7,599,802)	(3,522,857)	(7,690,796)	(1,069,085)	(1,321,810)
Class C	(580,340)	(1,203,822)	(1,208,473)	(1,846,027)	(24,192)	(32,972)

Net increase (decrease) in net assets from share transactions of beneficial interest	937,124	(1,455,083)	2,434,494	2,667,069	2,072,122	8,611,168

Total Increase in Net Assets	3,968,194	3,046,801	5,237,781	5,423,818	1,675,964	8,966,261

(1)	The Emerging Markets Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of these financial statements.

[42]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund (1)
	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Year Ended September 30, 2013	Six Months Ended March 31, 2014	Period Ended September 30, 2013
Net Assets:
Beginning of period	42,133,245	39,086,444	54,656,829	49,233,011	8,966,261	—

End of period*	$46,101,439	$42,133,245	$59,894,610	$54,656,829	$10,642,225	$8,966,261

* Includes undistributed net investment income (loss) at end of period	$1,616,799	$33,057	$1,478,279	$14,940	$(75,601)	$(12,505)

Share Activity:
Shares Sold
Class A	392,970	745,072	489,135	913,784	235,800	953,198
Class C	122,528	168,878	169,580	266,950	24,377	31,033
Class I	—	—	—	—	20,734	10
Shares Reinvested
Class A	3,929	24,765	17,867	28,489	29,983	—
Class C	—	—	—	—	1,153	—
Class I	—	—	—	—	530
Shares Redeemed
Class A	(335,315)	(970,634)	(326,648)	(756,030)	(105,395)	(129,286)
Class C	(72,166)	(166,611)	(120,426)	(194,209)	(2,481)	(3,229)

Net increase (decrease) in shares of beneficial interest outstanding	111,946	(198,530)	229,508	258,984	204,701	851,726

The accompanying notes are an integral part of these financial statements.

[43]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

Growth & Income Fund
Period Ended March 31, 2014 (1)
Operations:
Net investment income (loss)	$(35,604)
Net realized gain (loss) from investments	(25,328)
Net change in unrealized appreciation on investments	1,318,977

Net increase in net assets resulting from operations	1,258,045

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	18,638,821
Class C	541,860
Class I	279,078
Cost of shares redeemed
Class A	(1,050,017)
Class C	(2,598)
Class I	—

Net increase in net assets from share transactions of beneficial interest	18,407,144

Total Increase in Net Assets	19,665,189
Net Assets:
Beginning of period	—

End of period*	$19,665,189

* Includes undistributed net investment income (loss) at end of period	$(35,604)

Share Activity:
Shares Sold
Class A	1,819,913
Class C	51,108
Class I	26,313
Shares Redeemed
Class A	(101,194)
Class C	(246)
Class I	—

Net increase (decrease) in shares of beneficial interest outstanding	1,795,894

(1)	The Growth & Income Fund commenced operations on October 1, 2013.

The accompanying notes are an integral part of these financial statements.

[44]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class A Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008 (A)
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.00		$7.10		$5.57		$5.42		$4.51	$3.71		$6.80

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	(0.09	)(B)	(0.12	)(B)	(0.10	)(B)	(0.09)	(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	0.91		1.99		1.65		0.25		1.00	0.85		(3.01)

Total from investment operations	0.86		1.90		1.53		0.15		0.91	0.80		(3.08)

Less Distributions:
From net realized gains on investments	(0.55)		—		—		—		—	—		(0.01)

Total distributions	(0.55)		—		—		—		—	—		(0.01)

Net asset value, end of period	$9.31		$9.00		$7.10		$5.57		$5.42	$4.51		$3.71

Total return (C)(D)	9.75	%(F)	26.76%		27.47%		2.77%		20.18%	21.56	%(F)	(45.27)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$20,512		$17,727		$14,398		$12,259		$13,247	$17,007		$14,575
Ratio of expenses to average net assets	1.79	%(G)	1.86%		2.12%		1.81%		1.88%	1.85	%(G)	1.72%
Ratio of net investment income (loss) to average net assets	(1.13	)%(G)	(1.20)%		(1.78)%		(1.52)%		(1.61)%	(1.58	)%(G)	(1.33)%
Portfolio turnover rate	51	%(F)	120%		147%		201%		89%	136	%(F)	244	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[45]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$8.09		$6.43		$5.06		$4.98		$4.18	$3.46		$6.37

Income (loss) from investment operations:
Net investment loss	(0.08	)(B)	(0.14	)(B)	(0.16	)(B)	(0.13	)(B)	(0.11)	(0.06)		(0.11)
Net realized and unrealized gain (loss) on investments	0.82		1.80		1.53		0.21		0.91	0.78		(2.79)

Total from investment operations	0.74		1.66		1.37		0.08		0.80	0.72		(2.90)

Less Distributions:
From net realized gains on investments	(0.55)		—		—		—		—	—		(0.01)

Total distributions	(0.55)		—		—		—		—	—		(0.01)

Net asset value, end of period	$8.28		$8.09		$6.43		$5.06		$4.98	$4.18		$3.46

Total return (C)(D)	9.48	%(F)	25.82%		27.08%		1.61%		19.14%	20.81	%(F)	(45.50)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$3,481		$2,892		$2,201		$1,766		$1,670	$1,477		$1,272
Ratio of expenses to average net assets	2.54	%(G)	2.60%		2.87%		2.57%		2.63%	2.60	%(G)	2.47%
Ratio of net investment income (loss) to average net assets	(1.88	)%(G)	(1.94)%		(2.53)%		(2.28)%		(2.35)%	(2.33	)%(G)	(2.08)%
Portfolio turnover rate	51	%(F)	120%		147%		201%		89%	136	%(F)	244	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[46]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$9.01		$8.87

Income (loss) from investment operations:
Net investment income (B)	(0.05)		—	*
Net realized and unrealized gain on investments	0.93		0.14

Total from investment operations	0.88		0.14

Less Distributions:
From net investment income	—		—
From net realized gains on investments	(0.55)		—

Total distributions	(0.55)		—

Net asset value, end of period	$9.34		$9.01

Total return (C)	9.96	%(D)	1.58	%(D)
Ratios/supplemental data:
Net assets, end of period	$112		$102
Ratio of expenses to average net assets	1.54	%(E)	1.61	%(E)
Ratio of net investment income (loss) to average net assets	(0.88	)%(E)	(0.95	)%(E)
Portfolio turnover rate	51	%(D)	120	%(D)

*	Amount is less than $0.005 per share.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[47]

Timothy Plan Family of Funds

Financial Highlights

International
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$8.65	$7.31	$6.54	$7.71	$7.52	$5.92	$11.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(B)	0.06	(B)	0.03	(B)	0.20	(B)	0.04	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.56	1.34	0.97	(1.33)	0.26	1.52	(5.08)

Total from investment operations	0.54	1.40	1.00	(1.13)	0.30	1.60	(4.99)

Less Distributions:
From net investment income	(0.17)	(0.06)	(0.23)	(0.04)	(0.11)	—	(0.09)

Total distributions	(0.17)	(0.06)	(0.23)	(0.04)	(0.11)	—	(0.09)

Net asset value, end of period	$9.02	$8.65	$7.31	$6.54	$7.71	$7.52	$5.92

Total return (C)(D)	6.27	%(E)	19.25%	15.73%	(14.72)%	3.93%	27.03	%(E)	(45.38)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$47,087	$38,432	$29,794	$28,423	$35,206	$37,248	$31,214
Ratio of expenses to average net assets	1.74	%(F)	1.73%	1.82%	1.70%	1.74%	1.72	%(F)	1.66%
Ratio of net investment income (loss) to average net assets	(0.39	)%(F)	0.70%	0.38%	2.45%	0.58%	1.68	%(F)	1.12%
Portfolio turnover rate	7	%(E)	29%	34%	62%	41%	38	%(E)	32%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[48]

Timothy Plan Family of Funds

Financial Highlights

International
(Class C Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$8.46	$7.15	$6.39	$7.58	$7.41	$5.87	$10.97

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	—	(B)	(0.02	)(B)	0.13	(B)	(0.01)	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.55	1.31	0.95	(1.29)	0.25	1.50	(5.07)

Total from investment operations	0.50	1.31	0.93	(1.16)	0.24	1.54	(5.03)

Less Distributions:
From net investment income	(0.12)	—	(0.17)	(0.03)	(0.07)	—	(0.07)

Total distributions	(0.12)	—	(0.17)	(0.03)	(0.07)	—	(0.07)

Net asset value, end of period	$8.84	$8.46	$7.15	$6.39	$7.58	$7.41	$5.87

Total return (C)(D)	5.90	%(E)	18.32%	14.88%	(15.40)%	3.27%	26.24	%(E)	(45.79)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$3,224	$2,446	$1,617	$1,427	$1,941	$1,417	$984
Ratio of expenses to average net assets	2.49	%(F)	2.47%	2.57%	2.45%	2.49%	2.47	%(F)	2.40%
Ratio of net investment income (loss) to average net assets	(1.14	)%(F)	(0.01)%	(0.32)%	1.58%	(0.15)%	0.85	%(F)	0.45%
Portfolio turnover rate	7	%(E)	29%	34%	62%	41%	38	%(E)	32%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[49]

Timothy Plan Family of Funds

Financial Highlights

	International
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$8.65		$8.46

Income (loss) from investment operations:
Net investment income (B)	(0.01)		0.02
Net realized and unrealized gain on investments	0.56		0.17

Total from investment operations	0.55		0.19

Less Distributions:
From net investment income	(0.19)		—
From net realized gains on investments	—		—

Total distributions	(0.19)		—

Net asset value, end of period	$9.01		$8.65

Total return (C)	6.38	%(D)	2.25	%(D)
Ratios/supplemental data:
Net assets, end of period	$151,745		$102
Ratio of expenses to average net assets	1.49	%(E)	1.48	%(E)
Ratio of net investment income to average net assets	(0.16	)%(E)	0.95	%(E)
Portfolio turnover rate	7	%(D)	29	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[50]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class A Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$8.36		$7.30		$6.05		$5.99		$5.37	$4.38		$6.89

Income (loss) from investment operations:
Net investment loss	(0.01	)(B)	(0.02	)(B)	(0.04	)(B)	(0.04	)(B)	(0.04)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	0.91		1.51		1.61		0.10		0.66	1.01		(2.46)

Total from investment operations	0.90		1.49		1.57		0.06		0.62	0.99		(2.50)

Less Distributions:
From net realized gains on investments	(0.84)		(0.43)		(0.32)		—		—	—		(0.01)

Total distributions	(0.84)		(0.43)		(0.32)		—		—	—		(0.01)

Net asset value, end of period	$8.42		$8.36		$7.30		$6.05		$5.99	$5.37		$4.38

Total return (C)(D)	11.25	%(F)	21.62%		26.61%		1.00%		11.55%	22.60	%(F)	(36.30)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$53,932		$48,411		$41,446		$34,252		$38,865	$35,973		$32,484
Ratio of expenses to average net assets	1.60	%(G)	1.59%		1.68%		1.60%		1.66%	1.67	%(G)	1.56%
Ratio of net investment income (loss) to average net assets	(0.24	)%(G)	(0.24)%		(0.63)%		(0.64)%		(0.74)%	(0.58	)%(G)	(0.64)%
Portfolio turnover rate	36	%(F)	91%		127%		150%		78%	78	%(F)	177	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[51]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.49		$6.63		$5.57		$5.55		$5.01	$4.11		$6.51

Income (loss) from investment operations:
Net investment loss	(0.04	)(B)	(0.07	)(B)	(0.09	)(B)	(0.09	)(B)	(0.08)	(0.04)		(0.08)
Net realized and unrealized gain (loss) on investments	0.81		1.36		1.47		0.11		0.62	0.94		(2.31)

Total from investment operations	0.77		1.29		1.38		0.02		0.54	0.90		(2.39)

Less Distributions:
From net realized gains on investments	(0.84)		(0.43)		(0.32)		—		—	—		(0.01)

Total distributions	(0.84)		(0.43)		(0.32)		—		—	—		(0.01)

Net asset value, end of period	$7.42		$7.49		$6.63		$5.57		$5.55	$5.01		$4.11

Total return (C)(D)	10.79	%(F)	20.74%		25.47%		0.36%		10.78%	21.90	%(F)	(36.73)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$5,748		$5,041		$4,483		$2,726		$2,523	$2,120		$1,971
Ratio of expenses to average net assets	2.35	%(G)	2.34%		2.44%		2.35%		2.41%	2.42	%(G)	2.31%
Ratio of net investment income (loss) to average net assets	(0.99	)%(G)	(0.99)%		(1.38)%		(1.38)%		(1.49)%	(1.33	)%(G)	(1.39)%
Portfolio turnover rate	36	%(F)	91%		127%		150%		78%	78	%(F)	177	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[52]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$8.37		$8.31

Income (loss) from investment operations:
Net investment income (B)	—	*	0.01
Net realized and unrealized gain on investments	0.91		0.05

Total from investment operations	0.91		0.06

Less Distributions:
From net realized gains on investments	(0.84)		—

Total distributions	(0.84)		—

Net asset value, end of period	$8.44		$8.37

Total return (C)	11.36	%(D)	0.72	%(D)
Ratios/supplemental data:
Net assets, end of period	$88		$101
Ratio of expenses to average net assets	1.35	%(E)	1.34	%(E)
Ratio of net investment income (loss) to average net assets	0.01	%(E)	0.01	%(E)
Portfolio turnover rate	36	%(D)	91	%(D)

*	Amount is less than $0.005 per share.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[53]

Timothy Plan Family of Funds

Financial Highlights

Small Cap Value
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$20.30	$14.74	$10.82	$11.28	$10.25	$8.88	$13.27

Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	0.02	(B)	0.03	(B)	(0.05	)(B)	(0.06)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	2.30	5.57	3.89	(0.41	)(C)	1.09	1.42	(4.33)

Total from investment operations	2.31	5.59	3.92	(0.46)	1.03	1.37	(4.32)

Less Distributions:
From net investment income	—	(0.03)	—	—	—	—	—
From net realized gains on investments	(2.04)	—	—	—	—	—	(0.07)

Total distributions	(2.04)	(0.03)	—	—	—	—	(0.07)

Net asset value, end of period	$20.57	$20.30	$14.74	$10.82	$11.28	$10.25	$8.88

Total return (D)(E)	11.65	%(F)	37.97%	36.23%	(4.08)%	10.05%	15.43	%(F)	(32.50)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$74,958	$64,972	$47,976	$39,145	$40,482	$47,268	$42,651
Ratio of expenses to average net assets	1.53	%(G)	1.55%	1.59%	1.53%	1.59%	1.59	%(G)	1.50%
Ratio of net investment income (loss) to average net assets	0.08	%(G)	0.11%	0.19%	(0.36)%	(0.51)%	(0.71	)%(G)	0.05%
Portfolio turnover rate	29	%(F)	73%	65%	102%	64%	57	%(F)	110%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[54]

Timothy Plan Family of Funds

Financial Highlights

	Small Cap Value
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$17.30		$12.63		$9.35		$9.82		$8.99	$7.83		$11.80

Income (loss) from investment operations:
Net investment loss	(0.06	)(B)	(0.10	)(B)	(0.06	)(B)	(0.13	)(B)	(0.12)	(0.09)		(0.07)
Net realized and unrealized gain (loss) on investments	1.96		4.77		3.34		(0.34	)(C)	0.95	1.25		(3.83)

Total from investment operations	1.90		4.67		3.28		(0.47)		0.83	1.16		(3.90)

Less Distributions:
From net realized gains on investments	(2.04)		—		—		—		—	—		(0.07)

Total distributions	(2.04)		—		—		—		—	—		(0.07)

Net asset value, end of period	$17.16		$17.30		$12.63		$9.35		$9.82	$8.99		$7.83

Total return (D)(E)	11.28	%(F)	36.98%		35.08%		(4.79)%		9.23%	14.81	%(F)	(32.99)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,535		$7,539		$4,937		$3,809		$4,186	$3,867		$3,901
Ratio of expenses to average net assets	2.28	%(G)	2.30%		2.34%		2.28%		2.34%	2.34	%(G)	2.25%
Ratio of net investment income (loss) to average net assets	(0.67	)%(G)	(0.65)%		(0.55)%		(1.12)%		(1.26)%	(1.45	)%(G)	(0.70)%
Portfolio turnover rate	29	%(F)	73%		65%		102%		64%	57	%(F)	110%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[55]

Timothy Plan Family of Funds

Financial Highlights

	Small Cap Value
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$20.29		$19.68

Income (loss) from investment operations:
Net investment income (B)	0.05		(0.01)
Net realized and unrealized gain on investments	2.29		0.62

Total from investment operations	2.34		0.61

Less Distributions:
From net realized gains on investments	(2.04)		—

Total distributions	(2.04)		—

Net asset value, end of period	$20.59		$20.29

Total return (C)	11.75	%(D)	3.10	%(D)
Ratios/supplemental data:
Net assets, end of period	$345,439		$103
Ratio of expenses to average net assets	1.28	%(E)	1.30	%(E)
Ratio of net investment income (loss) to average net assets	0.33	%(E)	0.36	%(E)
Portfolio turnover rate	29	%(D)	73	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[56]

Timothy Plan Family of Funds

Financial Highlights

Large/Mid Cap Value
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$18.14	$14.80	$11.83	$11.84	$10.72	$9.10	$15.48

Income (loss) from investment operations:
Net investment income	—	*(B)	0.09	(B)	0.06	(B)	0.04	(B)	0.05	0.04	0.05
Net realized and unrealized gain (loss) on investments	2.29	3.30	2.94	(0.01	)(C)	1.12	1.58	(6.26)

Total from investment operations	2.29	3.39	3.00	0.03	1.17	1.62	(6.21)

Less Distributions:
From net investment income	(0.09)	(0.05)	(0.03)	(0.04)	(0.05)	—	(0.03)
From net realized gains on investments	(1.26)	—	—	—	—	—	(0.14)

Total distributions	(1.35)	(0.05)	(0.03)	(0.04)	(0.05)	—	(0.17)

Net asset value, end of period	$19.08	$18.14	$14.80	$11.83	$11.84	$10.72	$9.10

Total return (D)(E)	13.02	%(F)	23.00%	25.39%	0.20%	10.94%	17.80	%(F)	(40.05)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$132,174	$114,657	$100,632	$78,255	$80,700	$82,784	$69,695
Ratio of expenses to average net assets	1.52	%(G)	1.49%	1.57%	1.51%	1.58%	1.57	%(G)	1.51%
Ratio of net investment income (loss) to average net assets	(0.02	)%(G)	0.55%	0.42%	0.33%	0.39%	0.57	%(G)	0.39%
Portfolio turnover rate	22	%(F)	64%	7%	19%	38%	32	%(F)	77%

*	Amount is less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[57]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Value
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$16.12		$13.20		$10.61		$10.68		$9.73	$8.31		$14.24

Income (loss) from investment operations:
Net investment loss	(0.06	)(B)	(0.03	)(B)	(0.04	)(B)	(0.05	)(B)	(0.05)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	2.02		2.95		2.63		—	(C)	1.03	1.43		(5.73)

Total from investment operations	1.96		2.92		2.59		(0.05)		0.98	1.42		(5.77)

Less Distributions:
From net investment income	(0.03)		—		—		(0.02)		(0.03)	—		(0.02)
From net realized gains on investments	(1.26)		—		—		—		—	—		(0.14)

Total distributions	(1.29)		—		—		(0.02)		(0.03)	—		(0.16)

Net asset value, end of period	$16.79		$16.12		$13.20		$10.61		$10.68	$9.73		$8.31

Total return (D)(E)	12.58	%(F)	22.12%		24.41%		(0.52)%		10.12%	17.09	%(F)	(40.49)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$15,967		$13,649		$10,669		$8,903		$9,484	$9,552		$8,544
Ratio of expenses to average net assets	2.27	%(G)	2.23%		2.32%		2.26%		2.33%	2.32	%(G)	2.26%
Ratio of net investment income (loss) to average net assets	(0.77	)%(G)	(0.19)%		(0.32)%		(0.43)%		(0.35)%	(0.18	)%(G)	(0.35)%
Portfolio turnover rate	22	%(F)	64%		7%		19%		38%	32	%(F)	77%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[58]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Value
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$18.13		$18.19

Income (loss) from investment operations:
Net investment income (B)	0.03		0.03
Net realized and unrealized loss on investments	2.28		(0.09)

Total from investment operations	2.31		(0.06)

Less Distributions:
From net investment income	(0.11)		—
From net realized gains on investments	(1.26)		—

Total distributions	(1.37)		—

Net asset value, end of period	$19.07		$18.13

Total return (C)	13.11	%(D)	(0.33	)%(D)
Ratios/supplemental data:
Net assets, end of period	$827,166		$100
Ratio of expenses to average net assets	1.27	%(E)	1.24	%(E)
Ratio of net investment income (loss) to average net assets	0.23	%(E)	0.80	%(E)
Portfolio turnover rate	22	%(D)	64	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[59]

Timothy Plan Family of Funds

Financial Highlights

Fixed Income
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.43	$10.87	$10.72	$10.56	$10.14	$9.56	$9.99

Income (loss) from investment operations:
Net investment income	0.10	(B)	0.18	(B)	0.22	(B)	0.28	(B)	0.29	(B)	0.24	0.43
Net realized and unrealized gain (loss) on investments	—	*	(0.49)	0.18	0.18	0.42	0.58	(0.43)

Total from investment operations	0.10	(0.31)	0.40	0.46	0.71	0.82	—

Less Distributions:
From net investment income	(0.17)	(0.13)	(0.22)	(0.30)	(0.29)	(0.24)	(0.43)
From net realized gains on investments	(0.02)	—	—	—	—	—	—
From return of capital	—	—	(0.03)	—	—	—	—

Total distributions	(0.19)	(0.13)	(0.25)	(0.30)	(0.29)	(0.24)	(0.43)

Net asset value, end of period	$10.34	$10.43	$10.87	$10.72	$10.56	$10.14	$9.56

Total return (C)(D)	1.07	%(E)	(2.82)%	3.73%	4.42%	7.07%	8.70	%(E)	(0.05)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$65,222	$67,558	$74,685	$59,405	$58,831	$48,074	$37,367
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34	%(F)	1.27%	1.31%	1.27%	1.36%	1.35	%(F)	1.29%
Expenses, net waiver and reimbursement	1.19	%(F)	1.12%	1.16%	1.15%	1.21%	1.20	%(F)	1.14%
Net investment income (loss), before waiver and reimbursement	1.69	%(F)	1.54%	1.86%	2.58%	2.63%	3.24	%(F)	4.11%
Net investment income (loss), net waiver and reimbursement	1.84	%(F)	1.69%	2.01%	2.71%	2.78%	3.39	%(F)	4.26%
Portfolio turnover rate	4	%(E)	25%	19%	22%	26%	22	%(E)	35%

*	Amount is less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[60]

Timothy Plan Family of Funds

Financial Highlights

Fixed Income
(Class C Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.07	$10.51	$10.38	$10.22	$9.82	$9.28	$9.69

Income (loss) from investment operations:
Net investment income	0.05	(B)	0.10	(B)	0.13	(B)	0.20	(B)	0.21	0.18	0.33
Net realized and unrealized gain (loss) on investments	0.01	(0.48)	0.17	0.17	0.41	0.56	(0.40)

Total from investment operations	0.06	(0.38)	0.30	0.37	0.62	0.74	(0.07)

Less Distributions:
From net investment income	(0.13)	(0.06)	(0.14)	(0.21)	(0.22)	(0.20)	(0.34)
From net realized gains on investments	(0.02)	—	—	—	—	—	—
From return of capital	—	—	(0.03)	—	—	—	—

Total distributions	(0.15)	(0.06)	(0.17)	(0.21)	(0.22)	(0.20)	(0.34)

Net asset value, end of period	$9.98	$10.07	$10.51	$10.38	$10.22	$9.82	$9.28

Total return (C)(D)	0.62	%(E)	(3.57)%	2.88%	3.68%	6.36%	8.02	%(E)	(0.72)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$7,102	$7,958	$8,997	$8,265	$8,438	$5,212	$2,883
Ratios to average net assets
Expenses, before waiver and reimbursement	2.09	%(F)	2.03%	2.06%	2.23%	2.12%	2.10	%(F)	2.06%
Expenses, net waiver and reimbursement	1.94	%(F)	1.88%	1.91%	1.90%	1.97%	1.95	%(F)	1.91%
Net investment income (loss), before waiver and reimbursement	0.94	%(F)	0.79%	1.12%	1.61%	1.88%	2.50	%(F)	3.33%
Net investment income (loss), net waiver and reimbursement	1.09	%(F)	0.94%	1.27%	1.95%	2.03%	2.65	%(F)	3.48%
Portfolio turnover rate	4	%(E)	25%	19%	22%	26%	22	%(E)	35%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[61]

Timothy Plan Family of Funds

Financial Highlights

	Fixed Income
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.34		$10.35

Income (loss) from investment operations:
Net investment income (B)	0.11		0.04
Net realized and unrealized gain on investments	0.01		0.05

Total from investment operations	0.12		0.09

Less Distributions:
From net investment income	(0.22)		(0.10)
From return of capital	(0.03)		—

Total distributions	(0.25)		(0.10)

Net asset value, end of period	$10.21		$10.34

Total return (C)	1.17	%(D)	0.90	%(D)
Ratios/supplemental data:
Net assets, end of period	$102		$101
Ratios to average net assets
Expenses, before waiver and reimbursement	1.09	%(E)	1.02	%(E)
Expenses, net waiver and reimbursement	0.94	%(E)	0.87	%(E)
Net investment income (loss), before waiver and reimbursement	1.94	%(E)	1.79	%(E)
Net investment income (loss), net waiver and reimbursement	2.16	%(E)	1.94	%(E)
Portfolio turnover rate	4	%(D)	25	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[62]

Timothy Plan Family of Funds

Financial Highlights

High Yield Bond
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.40	$9.46	$8.71	$9.10	$8.46	$6.23	$9.53

Income (loss) from investment operations:
Net investment income	0.23	(B)	0.49	(B)	0.54	(B)	0.54	(B)	0.60	0.48	0.61
Net realized and unrealized gain (loss) on investments	0.28	(0.08)	0.76	(0.39)	0.63	2.23	(3.30)

Total from investment operations	0.51	0.41	1.30	0.15	1.23	2.71	(2.69)

Less Distributions:
From net investment income	(0.23)	(0.47)	(0.53)	(0.54)	(0.59)	(0.48)	(0.60)
From net realized gains on investments	—	—	—	—	—	—	(0.01)
From return of capital	—	—	(0.02)	—	—	—	—

Total distributions	(0.23)	(0.47)	(0.55)	(0.54)	(0.59)	(0.48)	(0.61)

Net asset value, end of period	$9.68	$9.40	$9.46	$8.71	$9.10	$8.46	$6.23

Total return (C)(D)	5.61	%(E)	4.42%	15.17%	1.48%	14.98%	45.11	%(E)	(29.55)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$39,569	$35,578	$33,392	$23,110	$21,617	$18,740	$13,283
Ratio of expenses to average net assets	1.36	%(F)	1.33%	1.39%	1.30%	1.43%	1.46	%(F)	1.41%
Ratio of net investment income (loss) to average net assets	4.68	%(F)	5.13%	5.84%	5.81%	6.72%	8.75	%(F)	7.06%
Portfolio turnover rate	11	%(E)	56%	24%	60%	40%	34	%(E)	28%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[63]

Timothy Plan Family of Funds

Financial Highlights

High Yield Bond
(Class C Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.48	$9.55	$8.79	$9.17	$8.51	$6.29	$9.60

Income (loss) from investment operations:
Net investment income	0.19	(B)	0.43	(B)	0.47	(B)	0.47	(B)	0.53	(B)	0.43	(B)	0.53
Net realized and unrealized gain (loss) on investments	0.30	(0.09)	0.77	(0.39)	0.66	2.24	(3.33)

Total from investment operations	0.49	0.34	1.24	0.08	1.19	2.67	(2.80)

Less Distributions:
From net investment income	(0.20)	(0.41)	(0.46)	(0.46)	(0.53)	(0.45)	(0.50)
From net realized gains on investments	—	—	—	—	—	—	(0.01)
From return of capital	—	—	(0.02)	—	—	—	—

Total distributions	(0.20)	(0.41)	(0.48)	(0.46)	(0.53)	(0.45)	(0.51)

Net asset value, end of period	$9.77	$9.48	$9.55	$8.79	$9.17	$8.51	$6.29

Total return (C)(D)	5.29	%(E)	3.54%	14.33%	0.72%	14.36%	43.90	%(E)	(30.17)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,696	$2,236	$1,683	$1,194	$1,039	$547	$141
Ratio of expenses to average net assets	2.11	%(F)	2.07%	2.14%	2.05%	2.18%	2.20	%(F)	2.14%
Ratio of net investment income (loss) to average net assets	3.93	%(F)	4.39%	5.08%	5.06%	5.99%	7.55	%(F)	6.26%
Portfolio turnover rate	11	%(E)	56%	24%	60%	40%	34	%(E)	28%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[64]

Timothy Plan Family of Funds

Financial Highlights

	High Yield Bond
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$9.40		$9.48

Income (loss) from investment operations:
Net investment income (B)	0.25		0.07
Net realized and unrealized gain (loss) on investments	0.28		(0.06)

Total from investment operations	0.53		0.01

Less Distributions:
From net investment income	(0.24)		(0.09)

Total distributions	(0.24)		(0.09)

Net asset value, end of period	$9.69		$9.40

Total return (C)	5.73	%(D)	0.15	%(D)
Ratios/supplemental data:
Net assets, end of period	$51,015		$100
Ratio of expenses to average net assets	1.11	%(E)	1.08	%(E)
Ratio of net investment income (loss) to average net assets	4.93	%(E)	5.38	%(E)
Portfolio turnover rate	11	%(D)	56	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[65]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class A Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013	For the Period Ended September 30, 2012 (A)
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$12.69		$10.17	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.03)		(0.06)	(0.15)
Net realized and unrealized gain on investments	1.39		2.58	0.32

Total from investment operations	1.36		2.52	0.17

Less Distributions:
From net investment income	(0.67)		—	—

Total distributions	(0.67)		—	—

Net asset value, end of period	$13.38		$12.69	$10.17

Total return (C)(D)	11.19	%(E)	24.78%	1.80	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$12,609		$10,295	$7,983
Ratio of expenses to average net assets	1.83	%(F)	2.24%	2.82	%(F)
Ratio of net investment income (loss) to average net assets	(0.40	)%(F)	(0.57)%	(1.48	)%(F)
Portfolio turnover rate	8	%(E)	30%	37	%(E)

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[66]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013	For the Period Ended September 30, 2012 (A)
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$12.50		$10.09	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.07)		(0.13)	(0.22)
Net realized and unrealized gain on investments	1.37		2.54	0.31

Total from investment operations	1.30		2.41	0.09

Less Distributions:
From net investment income	(0.64)		—	—

Total distributions	(0.64)		—	—

Net asset value, end of period	$13.16		$12.50	$10.09

Total return (C)(D)	10.83	%(E)	23.89%	1.00	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$1,995		$943	$217
Ratio of expenses to average net assets	2.58	%(F)	2.99%	3.53	%(F)
Ratio of net investment income (loss) to average net assets	(1.15	)%(F)	(1.32)%	(2.21	)%(F)
Portfolio turnover rate	8	%(E)	30%	37	%(E)

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[67]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$12.67		$12.21

Income (loss) from investment operations:
Net investment income (B)	0.01		0.01
Net realized and unrealized gain on investments	1.37		0.45

Total from investment operations	1.38		0.46

Less Distributions:
From net investment income	(0.70)		—
From net realized gains on investments	—		—

Total distributions	(0.70)		—

Net asset value, end of period	$13.35		$12.67

Total return (C)	11.28	%(D)	3.77	%(D)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,665		$104
Ratio of expenses to average net assets	1.58	%(E)	1.99	%(E)
Ratio of net investment income (loss) to average net assets	0.15	%(E)	(0.32	)%(E)
Portfolio turnover rate	8	%(D)	30	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[68]

Timothy Plan Family of Funds

Financial Highlights

Defensive Strategies
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2010 (A)
2013	2012	2011
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$11.12	$12.12	$11.28	$10.70	$10.00

Income (loss) from investment operations:
Net investment income	0.03	(B)	0.06	(B)	0.02	(B)	0.09	(B)	0.02
Net realized and unrealized gain (loss) on investments	0.33	(1.04)	1.62	0.54	1.08

Total from investment operations	0.36	(0.98)	1.64	0.63	1.10

Less Distributions:
From net investment income	(0.05)	—	(0.10)	—	—
From net realized gains on investments	(0.03)	(0.02)	(0.66)	(0.05)	(0.21)
From return of capital	—	—	(0.04)	—	(0.19)

Total distributions	(0.08)	(0.02)	(0.80)	(0.05)	(0.40)

Net asset value, end of period	$11.40	$11.12	$12.12	$11.28	$10.70

Total return (C)(D)	3.24	%(E)	(8.09)%	14.87%	5.88%	10.97	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$50,700	$51,859	$52,529	$43,670	$23,360
Ratio of expenses to average net assets	1.36	%(F)	1.26%	1.33%	1.29%	1.51	%(F)
Ratio of net investment income (loss) to average net assets	0.62	%(F)	0.52%	0.20%	0.75%	0.13	%(F)
Portfolio turnover rate	5	%(E)	56%	247%	64%	41	%(E)

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[69]

Timothy Plan Family of Funds

Financial Highlights

Defensive Strategies
(Class C Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2010 (A)
2013	2012	2011
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.82	$11.88	$11.09	$10.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(B)	(0.03	)(B)	(0.07	)(B)	0.02	(B)	(0.06)
Net realized and unrealized gain (loss) on investments	0.31	(1.01)	1.58	0.54	1.08

Total from investment operations	0.30	(1.04)	1.51	0.56	1.02

Less Distributions:
From net investment income	—	—	(0.02)	—	—
From net realized gains on investments	(0.03)	(0.02)	(0.66)	(0.05)	(0.21)
From return of capital	—	—	(0.04)	—	(0.23)

Total distributions	(0.03)	(0.02)	(0.72)	(0.05)	(0.44)

Net asset value, end of period	$11.09	$10.82	$11.88	$11.09	$10.58

Total return (C)(D)	2.83	%(E)	(8.75)%	13.91%	5.28%	10.18	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$14,616	$16,718	$18,801	$13,100	$5,527
Ratio of expenses to average net assets	2.11	%(F)	2.02%	2.09%	2.03%	2.28	%(F)
Ratio of net investment income (loss) to average net assets	(0.13	)%(F)	(0.25)%	(0.60)%	0.15%	(0.64	)%(F)
Portfolio turnover rate	5	%(E)	56%	247%	64%	41	%(E)

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[70]

Timothy Plan Family of Funds

Financial Highlights

	Defensive Strategies
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$11.11		$11.11

Income (loss) from investment operations:
Net investment income (B)	0.06		0.01
Net realized and unrealized gain (loss) on investments	0.32		(0.01)

Total from investment operations	0.38		0.00

Less Distributions:
From net investment income	(0.10)		—
From net realized gains on investments	(0.03)		—

Total distributions	(0.12)		—

Net asset value, end of period	$11.37		$11.11

Total return (C)	3.48	%(D)	0.00	%(D)
Ratios/supplemental data:
Net assets, end of period	$16,892		$100
Ratio of expenses to average net assets	1.11	%(E)	1.01	%(E)
Ratio of net investment income (loss) to average net assets	0.87	%(E)	0.77	%(E)
Portfolio turnover rate	5	%(D)	56	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[71]

Timothy Plan Family of Funds

Financial Highlights

Strategic Growth
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$8.34	$7.44	$6.27	$6.49	$5.97	$4.86	$9.12

Income (loss) from investment operations:
Net investment income (loss)	0.33	(B)	0.02	(B)	0.04	(B)	(0.02	)(B)	0.02	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.28	0.93	1.13	(0.19)	0.50	1.12	(3.66)

Total from investment operations	0.61	0.95	1.17	(0.21)	0.52	1.11	(3.65)

Less Distributions:
From net investment income	(0.01)	(0.05)	—	—	—	—	(0.09)
From net realized gains on investments	—	—	—	—	—	—	(0.52)
From return of capital	—	—	—	(0.01)	—	—	—

Total distributions	(0.01)	(0.05)	—	(0.01)	—	—	(0.61)

Net asset value, end of period	$8.94	$8.34	$7.44	$6.27	$6.49	$5.97	$4.86

Total return (C)(D)	7.30	%(G)	12.78%	18.66%	(3.29)%	8.71%	22.84	%(G)	(39.82)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$37,492	$34,466	$32,250	$31,269	$34,098	$30,066	$25,440
Ratio of expenses to average net assets (E)	1.15	%(H)	1.08%	1.15%	1.05%	1.11%	1.11	%(H)	1.03%
Ratio of net investment income (loss) to average net assets (E)(F)	7.48	%(H)	0.24%	(0.60)%	(0.23)%	0.30%	(0.25	)%(H)	0.12%
Portfolio turnover rate	10	%(G)	19%	33%	22%	25%	5	%(G)	17%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[72]

Timothy Plan Family of Funds

Financial Highlights

	Strategic Growth
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.69		$6.87		$5.82		$6.09		$5.64	$4.62		$8.70

Income (loss) from investment operations:
Net investment income (loss)	0.27	(B)	(0.04	)(B)	(0.01	)(B)	(0.07	)(B)	(0.03)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments	0.26		0.86		1.06		(0.20)		0.48	1.06		(3.47)

Total from investment operations	0.53		0.82		1.05		(0.27)		0.45	1.02		(3.52)

Less Distributions:
From net investment income	—		—		—		—		—	—		(0.04)
From net realized gains on investments	—		—		—		—		—	—		(0.52)

Total distributions	—		—		—		—		—	—		(0.56)

Net asset value, end of period	$8.22		$7.69		$6.87		$5.82		$6.09	$5.64		$4.62

Total return (C)(D)	7.03	%(G)	11.94%		18.04%		(4.43)%		7.98%	22.08	%(G)	(40.32)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,609		$7,668		$6,836		$6,446		$6,950	$7,608		$6,423
Ratio of expenses to average net assets (E)	1.89	%(H)	1.83%		1.90%		1.82%		1.86%	1.85	%(H)	1.78%
Ratio of net investment income (loss) to average net assets (E)(F)	6.73	%(H)	(0.52)%		(0.22)%		(1.00)%		(0.46)%	(1.00	)%(H)	(0.61)%
Portfolio turnover rate	10	%(G)	19%		33%		22%		25%	5	%(G)	17%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[73]

Timothy Plan Family of Funds

Financial Highlights

Conservative Growth
(Class A Shares)
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.51	$9.95	$8.80	$8.83	$8.25	$6.94	$10.49

Income (loss) from investment operations:
Net investment income	0.32	(B)	0.03	(B)	0.07	(B)	0.04	(B)	0.09	0.04	0.13
Net realized and unrealized gain (loss) on investments	0.25	0.61	1.09	0.01	0.60	1.27	(3.18)

Total from investment operations	0.57	0.64	1.16	0.05	0.69	1.31	(3.05)

Less Distributions:
From net investment income	(0.05)	(0.08)	(0.01)	(0.08)	(0.11)	—	(0.15)
From net realized gains on investments	—	—	—	—	—	—	(0.35)

Total distributions	(0.05)	(0.08)	(0.01)	(0.08)	(0.11)	—	(0.50)

Net asset value, end of period	$11.03	$10.51	$9.95	$8.80	$8.83	$8.25	$6.94

Total return (C)(D)	5.53	%(G)	6.44%	13.22%	0.50%	8.47%	18.88	%(G)	(28.88)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$48,441	$44,238	$40,042	$35,331	$35,031	$33,128	$26,206
Ratio of expenses to average net assets (E)	1.10	%(H)	1.05%	1.11%	1.05%	1.13%	1.10	%(H)	1.02%
Ratio of net investment income (loss) to average net assets (E)(F)	6.01	%(H)	0.25%	0.71%	0.48%	1.07%	0.82	%(H)	1.36%
Portfolio turnover rate	9	%(G)	22%	32%	23%	31%	16	%(G)	26%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[74]

Timothy Plan Family of Funds

Financial Highlights

	Conservative Growth
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
			2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.79		$9.27		$8.24		$8.32		$7.83	$6.61		$10.02

Income (loss) from investment operations:
Net investment income (loss)	0.27	(B)	(0.05	)(B)	(0.01	)(B)	(0.02	)(B)	0.02	—	*	0.06
Net realized and unrealized gain (loss) on investments	0.22		0.57		1.04		—	*	0.57	1.22		(3.03)

Total from investment operations	0.49		0.52		1.03		(0.02)		0.59	1.22		(2.97)

Less Distributions:
From net investment income	—		—		—		(0.06)		(0.10)	—		(0.09)
From net realized gains on investments	—		—		—		—		—	—		(0.35)

Total distributions	—		—		—		(0.06)		(0.10)	—		(0.44)

Net asset value, end of period	$10.28		$9.79		$9.27		$8.24		$8.32	$7.83		$6.61

Total return (C)(D)	5.11	%(G)	5.61%		12.50%		(0.25)%		7.57%	18.46	%(G)	(29.45)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$11,454		$10,419		$9,191		$7,963		$7,365	$7,500		$6,438
Ratio of expenses to average net assets (E)	1.85	%(H)	1.80%		1.86%		1.80%		1.88%	1.85	%(H)	1.77%
Ratio of net investment income (loss) to average net assets (E)(F)	5.26	%(H)	(0.50)%		(0.06)%		(0.27)%		0.29%	0.05	%(H)	0.72%
Portfolio turnover rate	9	%(G)	22%		32%		23%		31%	16	%(G)	26%

*	Amount is less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[75]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class A Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.53		$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.06)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.03)		0.61

Total from investment operations	(0.09)		0.53

Less Distributions:
From net investment income	—		—
From net realized gains on investments	(0.36)		—

Total distributions	(0.36)		—

Net asset value, end of period	$10.08		$10.53

Total return (C)(D)	(0.77	)%(E)	5.30	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$9,920		$8,675
Ratio of expenses to average net assets	2.66	%(F)	3.03	%(F)
Ratio of net investment income (loss) to average net assets	(1.23	)%(F)	(0.95	)%(F)
Portfolio turnover rate	16	%(E)	19	%(E)

(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[76]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class C Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.48		$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.10)		(0.12)
Net realized and unrealized gain (loss) on investments	(0.03)		0.60

Total from investment operations	(0.13)		0.48

Less Distributions:
From net investment income	—		—
From net realized gains on investments	(0.36)		—

Total distributions	(0.36)		—

Net asset value, end of period	$9.99		$10.48

Total return (C)(D)	(1.16	)%(E)	4.80	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$508		$291
Ratio of expenses to average net assets	3.41	%(F)	3.76	%(F)
Ratio of net investment income (loss) to average net assets	(1.98	)%(F)	(1.39	)%(F)
Portfolio turnover rate	16	%(E)	19	%(E)

(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[77]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class I Shares)
	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.53		$9.96

Income (loss) from investment operations:
Net investment income (loss) (B)	(0.05)		—	*
Net realized and unrealized gain (loss) on investments	(0.03)		0.57

Total from investment operations	(0.08)		0.57

Less Distributions:
From net realized gains on investments	(0.36)		—

Total distributions	(0.36)		—

Net asset value, end of period	$10.09		$10.53

Total return (C)	(0.76	)%(D)	5.72	%(D)
Ratios/supplemental data:
Net assets, end of period	$214,643		$106
Ratio of expenses to average net assets	2.41	%(E)	2.78	%(E)
Ratio of net investment income (loss) to average net assets	(0.98	)%(E)	(0.70	)%(E)
Portfolio turnover rate	16	%(D)	19	%(D)

*	Amount is less than $0.005 per share.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[78]

Timothy Plan Family of Funds

Financial Highlights

	Growth & Income
	(Class A Shares)
	For the Period Ended March 31, 2014 (Unaudited) (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.03)
Net realized and unrealized gain on investments	0.98

Total from investment operations	0.95

Net asset value, end of period	$10.95

Total return (C)(D)	9.50	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$18,822
Ratio of expenses to average net assets	1.92	%(F)
Ratio of net investment income (loss) to average net assets	(0.48	)%(F)
Portfolio turnover rate	7	%(E)

(A)	For the period October 1, 2013 (Commencement of Operations) to March 31, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[79]

Timothy Plan Family of Funds

Financial Highlights

	Growth & Income
	(Class C Shares)
	For the Period Ended March 31, 2014 (Unaudited) (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.06)
Net realized and unrealized gain on investments	0.98

Total from investment operations	0.92

Net asset value, end of period	$10.92

Total return (C)(D)	9.20	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$555
Ratio of expenses to average net assets	2.67	%(F)
Ratio of net investment income (loss) to average net assets	(1.23	)%(F)
Portfolio turnover rate	7	%(E)

(A)	For the period October 1, 2013 (Commencement of Operations) to March 31, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[80]

Timothy Plan Family of Funds

Financial Highlights

	Growth & Income
	(Class I Shares)
	For the Period Ended March 31, 2014 (Unaudited) (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (B)	(0.01)
Net realized and unrealized gain on investments	0.96

Total from investment operations	0.95

Net asset value, end of period	$10.95

Total return (C)	9.50	%(D)
Ratios/supplemental data:
Net assets, end of period (000’s)	$288
Ratio of expenses to average net assets	1.67	%(E)
Ratio of net investment income (loss) to average net assets	(0.23	)%(E)
Portfolio turnover rate	7	%(D)

(A)	For the period October 1, 2013 (Commencement of Operations) to March 31, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[81]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. As of March 31, 2014, the Trust consisted of fifteen series. These financial statements include the following thirteen series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Timothy Plan Notes to Financial Statements

[82]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), and Treasury Inflation Protected Securities (“TIPS”).

The Timothy Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy Plan International Fund; approximately 5%-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5%-15% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 5-10% of its net assets in the Timothy Plan Israel Common Values Fund; and approximately 5%-10% of its net assets in the Timothy Plan Emerging Markets Fund.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 5-15% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-5% of its net assets in the Timothy Plan Israel Common Values Fund; and approximately 0-5% of its net assets in the Timothy Plan Emerging Markets Fund.

The Emerging Markets Fund commenced operations on December 3, 2012. The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in countries that the Sub Advisor believes are experiencing rapid or above average growth or industrialization through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Growth & Income Fund commenced operations on October 1, 2013. The Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its investment objectives by employing a proprietary investment model to select equity securities for the Fund that the Investment Manager believes are undervalued and more likely to appreciate. The Investment Manager focuses on characteristics such as management commitment, value and neglect, and on equity securities that are underrepresented by institutional investors. The Investment Manager also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets and other financial statement data, as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges. For the Fund, the Investment Manager refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range. The Investment Manager normally will sell a security when the investment no longer meets the Investment Manager’s investment criteria.

Timothy Plan Notes to Financial Statements

[83]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund have made certain investments in REITs and Master Limited Partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITS”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

E.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

Timothy Plan Notes to Financial Statements

[84]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

F.	CLASSES

There are three classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

G.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period ended March 31, 2014, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

I.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

J.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of

Timothy Plan Notes to Financial Statements

[85]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds. Reclassifications for the fiscal year ended September 30, 2013 are as follows:

Fund	Paid in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss) on Investments
Aggressive Growth	$(285,904)	$285,387	$517

International	-	56,305	(56,305)

Large/Mid Cap Growth	-	157,540	(157,540)

Small Cap Value	-	30,993	(30,993)

Large/Mid Cap Value	-	66	(66)

Fixed Income	-	411,490	(411,490)

High Yield Bond	-	-	-

Israel Common Values	-	51,231	(51,231)

Defensive Strategies	1,372	50,806	(52,178)

Strategic Growth	-	-	-

Conservative Growth	-	(10,130)	10,130

Emerging Markets	(3,844)	46,270	(42,426)

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Timothy Plan Notes to Financial Statements

[86]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 –  Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a

Timothy Plan Notes to Financial Statements

[87]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2014:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,068,472	$-	$-	$23,068,472
Master Limited Partnerships	177,765	-	-	177,765
REITs	101,463	-	-	101,463
Money Market Fund	659,320	-	-	659,320
Total	$24,007,020	$-	$-	$24,007,020

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,687,048	$-	$-	$47,687,048
Money Market Fund	2,948,129	-	-	2,948,129
Total	$50,635,177	$-	$-	$50,635,177

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$57,233,039	$-	$-	$57,233,039
Master Limited Partnership	399,323	-	-	399,323
Money Market Fund	1,914,883	-	-	1,914,883
Total	$59,547,245	$-	$-	$59,547,245

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$72,917,702	$-	$-	$72,917,702
Master Limited Partnerships	812,778			812,778
REITs	7,355,657	-	-	7,355,657
Money Market Fund	1,428,822	-	-	1,428,822
Total	$82,514,959	$-	$-	$82,514,959

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$138,807,427	$-	$-	$138,807,427
Master Limited Partnerships	1,629,314	-	-	1,629,314
REITs	3,266,151	-	-	3,266,151
Money Market Fund	5,104,891	-	-	5,104,891
Total	$148,807,783	$-	$-	$148,807,783

Timothy Plan Notes to Financial Statements

[88]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$28,779,632	$-	$28,779,632
U.S. Government Notes & Bonds	-	18,518,281	-	18,518,281
Government Mortgage-Backed Securities	-	21,673,190	-	21,673,190
Money Market Fund	4,377,119	-	-	4,377,119
Total	$4,377,119	$68,971,103	$-	$73,348,222

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,766,651	$-	$40,766,651
Money Market Fund	1,260,512	-	-	1,260,512
Total	$1,260,512	$40,766,651	$-	$42,027,163

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,633,730	$-	$-	$13,633,730
Investment Companies	334,575	-	-	334,575
Money Market Fund	555,717	-	-	555,717
Total	$14,524,022	$-	$-	$14,524,022

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,657,285	$-	$-	$16,657,285
REITs	19,921,762	-	-	19,921,762
Exchange Traded Funds	5,839,206	-	-	5,839,206
Government Mortgage-Backed Securities	-	1,129,117	-	1,129,117
Corporate Bonds	-	2,769,056	-	2,769,056
Treasury Inflation Protected Securities (TIPS)	-	15,954,022	-	15,954,022
Money Market Fund	4,712,908	-	-	4,712,908
Total	$47,131,161	$19,852,195	$-	$66,983,356

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$46,215,667	$-	$-	$46,215,667
Money Market Fund	173,046	-	-	173,046
Total	$46,388,713	$-	$-	$46,388,713

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$59,692,341	$-	$-	$59,692,341
Money Market Fund	173,238	-	-	173,238
Total	$59,865,579	$-	$-	$59,865,579

Timothy Plan Notes to Financial Statements

[89]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,736,548	$57,776	$-	$9,794,324
Preferred Stock	261,858	-	-	261,858
REITs	323,229	-	-	323,229
Money Market Fund	260,661	-	-	260,661
Total	$10,582,296	$57,776	$-	$10,640,072

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	8,682,016	$-	$-	$8,682,016
Government Notes & Bonds	-	9,698,390	-	9,698,390
Money Market Fund	610,209	-	-	610,209
Total	$9,292,225	$9,698,390	$-	$18,990,615

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the period ended March 31, 2014, transfers into and out of Level 1 and Level 2 are listed in the table below. The Funds’ policy is to recognize transfers at the end of the reporting period.

The following amounts were transfers in/(out) of Level 1/Level 2 assets:

Emerging Markets Fund
	Common Stock - Urbi Desarrollos Urbanos SAB de CV	Common Stock - Desarrolladora Homex SAB de CV	Total
Transfers into Level 2 from Level 1	$24,202	$33,574	$57,776
Transfers from Level 2 into Level 1	-	-	-
Net Transfers in/(Out) of Level 2	$24,202	$33,574	$57,776

There were no transfers from Level 2 to Level 1. Transfers that were made into Level 2 represent securities being fair valued using observable inputs. A quoted price was not available at the time of valuation, therefore a fair valued price using observable inputs was used. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Timothy Plan Notes to Financial Statements

[90]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended March 31, 2014:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$12,417,073	$-	$10,913,184
International	-	8,632,831	-	2,962,486
Large/Mid Cap Growth	-	19,303,644	-	20,053,025
Small Cap Value	-	23,249,666	-	22,080,688
Large/Mid Cap Value	-	32,466,459	-	29,607,636
Fixed Income	-	2,559,072	2,272,688	676,901
High Yield Bond	-	8,828,475	-	4,036,521
Israel Common Values	-	2,768,722	-	956,956
Defensive Strategies	-	2,889,541	4,200,732	3,468,776
Strategic Growth	-	9,241,798	-	4,426,894
Conservative Growth	-	11,719,779	-	5,347,384
Emerging Markets	-	3,160,208	-	1,502,807
Growth & Income*	9,592,331	9,180,512	-	1,076,333

*	The Growth & Income Fund commenced operations on October 1, 2013

Note 4 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 28, 2014. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.10% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, Timothy Plan Growth & Income, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Timothy Plan Fixed Income Fund to 0.45%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2014, TPL waived and reimbursed the Fund as follows:

Fund	Six Months Ended March 31, 2014
Fixed Income	$54,457

Timothy Plan Notes to Financial Statements

[91]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, Timothy Plan Emerging Markets, and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2014, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Six Months Ended March 31, 2014
Aggressive Growth	$39,266
International	67,121
Large/Mid Cap Growth	89,988
Small Cap Value	127,249
Large/Mid Cap Value	227,515
Fixed Income	118,545
High Yield Bond	59,189
Israel Common Values	21,284
Defensive Strategies	138,759
Strategic Growth	30,601
Conservative Growth	40,149
Emerging Markets	13,203
Growth & Income*	18,631

*	The Growth & Income Fund commenced operations on October 1, 2013.

Timothy Plan Notes to Financial Statements

[92]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended March 31, 2014, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth	$4,928	$121
International	9,448	155
Large/Mid Cap Growth	14,042	1,098
Small Cap Value	15,136	453
Large/Mid Cap Value	36,709	2,287
Fixed Income	25,939	2,572
High Yield Bond	19,902	502
Israel Common Values	4,682	1
Defensive Strategies	31,787	8,118
Strategic Growth	15,529	359
Conservative Growth	28,152	1,291
Emerging Markets Fund*	2,887	79

*	The Growth & Income Fund commenced operations on October 1, 2013.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2014, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth	30.60%
International	34.32%
Large/Mid Cap Growth	34.50%
Small Cap Value	12.73%
Large/Mid Cap Value	15.64%
Fixed Income	41.27%
High Yield Bond	43.82%
Israel Common Values	60.13%
Defensive Strategies	40.46%
Emerging Markets	76.38%
Growth & Income	89.03%

Timothy Plan Notes to Financial Statements

[93]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

Note 6 | Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2013 and the fiscal year ended September 30, 2012 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2013
Ordinary Income	$-	$340,389	$1,453,446	$88,849
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	1,289,229	-
Return of Capital	-	-	-	-

	$-	$340,389	$2,742,675	$88,849

Year ended September 30, 2012
Ordinary Income	$-	$1,113,188	$-	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	1,810,584	-
Return of Capital	-	-	-	-

	$-	$1,113,188	$1,810,584	$-

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values
Year ended September 30, 2013
Ordinary Income	$358,626	$958,092	$1,871,417	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$358,626	$958,092	$1,871,417	$-

Year ended September 30, 2012
Ordinary Income	$192,686	$1,507,322	$1,738,714	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	186,818	51,714	-

	$192,686	$1,694,140	$1,790,428	$-

	Defensive Strategies	Strategic Growth	Conservative Growth	Emerging Markets
Year ended September 30, 2013
Ordinary Income	$132,486	$190,631	$306,954	$-
Short-term Capital Gains	-		-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$132,486	$190,631	$306,954	$-

Year ended September 30, 2012
Ordinary Income	$199,461	$-	$49,894
Short-term Capital Gains	1,018,858	-	-
Long-term Capital Gains	3,161,636	-	-
Return of Capital	227,139	-	-

	$4,607,094	$-	$49,894

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $109,637 and $71,631 of allowable foreign tax credits from fiscal years ended September 30, 2013 and September 30, 2012, respectively, which have been passed through to the Fund’s underlying shareholders.

Timothy Plan Notes to Financial Statements

[94]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth	International	Large/Mid Cap Growth	Small Cap Value
Undistributed Ordinary Income	$-	$702,870	$2,481,804	$2,038,761
Long-Term Capital Gains	1,246,568	-	2,090,488	4,210,559
Capital Loss Carry Forward	-	(15,551,605)	-	-
Post October and Other Losses	(184,423)	-	-	-
Unrealized Appreciation (Depreciation)	3,667,144	7,268,045	7,906,113	16,318,390

	$4,729,289	$(7,580,690)	$12,478,405	$22,567,710

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values
Undistributed Ordinary Income	$573,666	$770,920	$94,798	$617,381
Long-Term Capital Gains	9,092,432	165,734	-	-
Capital Loss Carry Forward	-	-	(1,371,740)	(44,289)
Post October and Other Losses	-	-	-	(44,983)
Unrealized Appreciation (Depreciation)	26,871,487	324,330	525,861	1,460,794

	$36,537,585	$1,260,984	$(751,081)	$1,988,903

	Defensive Strategies	Strategic Growth	Conservative Growth	Emerging Markets
Undistributed Ordinary Income	$360,481	$33,057	$14,940	$244,979
Long-Term Capital Gains	-	-	-	-
Capital Loss Carry Forward	-	(7,307,409)	(1,719,281)	-
Post October and Other Losses	-	-	-	-
Unrealized Appreciation (Depreciation)	(817,041)	3,858,940	3,998,758	113,958

	$(456,560)	$(3,415,412)	$2,294,417	$358,937

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for grantor trusts, partnerships and C Corporation return of capital distributions.

Note 7 | Capital Loss Carryforwards

At September 30, 2013, the following capital loss carryforwards are available to offset future capital gains.

	Capital Loss Carry Forward		Year Expiring
Fund	Short-Term	Long-Term
International Fund	$498,385	$-	2015
	$4,243,183	$-	2016
	$8,833,573	$-	2017
	$592,985	$-	2018
	$844,129	$-	2019
	$539,350	$-	Non-Expiring
High Yield Bond Fund	$1,371,740	$-	2017
Israel Common Values Fund	$27,954	$16,335	Non-Expiring
Strategic Growth Fund	$784,194	$-	2016
	$2,564,555	$-	2017
	$125,171	$-	2018
	$3,833,489	$-	2019
Conservative Growth Fund	$1,719,281	$-	2019

Timothy Plan Notes to Financial Statements

[95]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Aggressive Growth	$184,423

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Israel Common Values	44,983

Note 8 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Timothy Plan Notes to Financial Statements

[96]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 28, 2014. The Trust’s Board considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2013.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a

Timothy Plan Notes to Financial Statements

[97]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

meeting held for that purpose, among others, on February 28, 2014. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 28, 2014. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose,

Timothy Plan Notes to Financial Statements

[98]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

among others, on February 28, 2014. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 28, 2014. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Market Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 28,

Timothy Plan Notes to Financial Statements

[99]

Notes to Financial Statements

March 31, 2014 (Unaudited)

Timothy Plan Family of Funds

2014. The Board considered the following factors in arriving at its conclusions to renew the Brandes Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Brandes in light of the services provided by Brandes. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. In reaching that determination, the Board relied on reports describing the fees paid to Brandes and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Brandes’s services to the Fund, including the investment performance of the Fund under Brandes’s investment management. The Board generally approved of Brandes’s performance, noting that the Fund managed by Brandes invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not succumb to “style drift” in its management of the Funds’ assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Brandes Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Brandes Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement renewal.

Delaware Management Company; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Management Company (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 28, 2014. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Delaware’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements

[100]

Expense Examples – (UNAUDITED)

March 31, 2014

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 31, 2014, through March 31, 2014.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,097.50	$9.36
Hypothetical - Class A **	$1,000.00	$1,016.01	$9.00
Actual - Class C *	$1,000.00	$1,094.80	$13.27
Hypothetical - Class C **	$1,000.00	$1,012.27	$12.74
Actual - Class I *	$1,000.00	$1,099.60	$8.06
Hypothetical - Class I **	$1,000.00	$1,017.25	$7.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.79% for Class A, 2.54% for Class C and 1.54% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.75% for Class A, 9.48% for Class C and 9.96% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

[101]

Expense Examples – (UNAUDITED) (Continued)

March 31, 2014

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,062.70	$8.95
Hypothetical - Class A **	$1,000.00	$1,016.26	$8.75
Actual - Class C *	$1,000.00	$1,059.00	$12.78
Hypothetical - Class C **	$1,000.00	$1,012.52	$12.49
Actual - Class I *	$1,000.00	$1,063.80	$7.67
Hypothetical - Class I **	$1,000.00	$1,017.50	$7.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74% for Class A, 2.49% for Class C and 1.49% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 6.27% for Class A, 5.90% for Class C, and 6.38% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,112.50	$8.43
Hypothetical - Class A **	$1,000.00	$1,016.95	$8.05
Actual - Class C *	$1,000.00	$1,107.90	$12.35
Hypothetical - Class C **	$1,000.00	$1,013.21	$11.80
Actual - Class I *	$1,000.00	$1,113.60	$7.11
Hypothetical - Class I **	$1,000.00	$1,018.20	$6.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C and 1.35% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.25% for Class A, 10.79% for Class C, and 11.36% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,116.50	$8.07
Hypothetical - Class A **	$1,000.00	$1,017.30	$7.70
Actual - Class C *	$1,000.00	$1,112.80	$12.01
Hypothetical - Class C **	$1,000.00	$1,013.56	$11.45
Actual - Class I *	$1,000.00	$1,117.50	$6.76
Hypothetical - Class I **	$1,000.00	$1,018.55	$6.44

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% for Class A, 2.28% for Class C, and 1.28% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.65% for Class A, 11.28% for Class C and 11.75% for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

[102]

Expense Examples – (UNAUDITED) (Continued)

March 31, 2014

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,130.20	$8.07
Hypothetical - Class A **	$1,000.00	$1,017.35	$7.64
Actual - Class C *	$1,000.00	$1,125.80	$12.03
Hypothetical - Class C **	$1,000.00	$1,013.61	$11.40
Actual - Class I *	$1,000.00	$1,131.10	$6.75
Hypothetical - Class I **	$1,000.00	$1,018.60	$6.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.52% for Class A, 2.27% for Class C, and 1.27% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 13.02% for Class A, 12.58% for Class C, and 13.11% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,010.70	$5.97
Hypothetical - Class A **	$1,000.00	$1,019.00	$5.99
Actual - Class C *	$1,000.00	$1,006.20	$9.75
Hypothetical - Class C **	$1,000.00	$1,015.26	$9.70
Actual - Class I *	$1,000.00	$1,011.70	$4.71
Hypothetical - Class I **	$1,000.00	$1,020.24	$4.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class A, 1.94% for Class C, and 0.94% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.07% for Class A, 0.62% for Class C, and 1.17% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,056.10	$7.01
Hypothetical - Class A **	$1,000.00	$1,018.15	$6.97
Actual - Class C *	$1,000.00	$1,052.90	$10.80
Hypothetical - Class C **	$1,000.00	$1,014.41	$10.60
Actual - Class I *	$1,000.00	$1,057.30	$5.69
Hypothetical - Class I **	$1,000.00	$1,019.40	$5.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% for Class A, 2.11% for Class C, and 1.11% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.61% for Class A, 5.29% for Class C and 5.73% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

[103]

Expense Examples – (UNAUDITED) (Continued)

March 31, 2014

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,032.40	$6.89
Hypothetical - Class A **	$1,000.00	$1,018.15	$6.84
Actual - Class C *	$1,000.00	$1,028.30	$10.60
Hypothetical - Class C **	$1,000.00	$1,014.41	$10.67
Actual - Class I *	$1,000.00	$1,034.80	$5.63
Hypothetical - Class I **	$1,000.00	$1,019.40	$5.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% for Class A, 2.11% for Class C and 1.11% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.24% for Class A, 2.83% for Class C and 3.48% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,073.00	$5.94
Hypothetical - Class A **	$1,000.00	$1,019.20	$5.79
Actual - Class C *	$1,000.00	$1,070.30	$9.76
Hypothetical - Class C **	$1,000.00	$1,015.51	$9.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A and 1.89% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.30% for Class A and 7.03% for Class C for the six-month period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,055.30	$5.64
Hypothetical - Class A **	$1,000.00	$1,019.55	$5.54
Actual - Class C *	$1,000.00	$1,051.10	$9.46
Hypothetical - Class C **	$1,000.00	$1,015.79	$9.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A and 1.85% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.53% for Class A and 5.11% for Class C for the six-month period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

[104]

Expense Examples – (UNAUDITED) (Continued)

March 31, 2014

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$1,111.90	$9.64
Hypothetical - Class A **	$1,000.00	$1,015.81	$9.20
Actual - Class C *	$1,000.00	$1,108.30	$13.56
Hypothetical - Class C **	$1,000.00	$1,012.07	$12.94
Actual - Class I *	$1,000.00	$1,112.80	$8.32
Hypothetical - Class I **	$1,000.00	$1,017.05	$7.95

*	Expenses are equal to the Fund’s annualized expense ratio of 1.83% for Class A, 2.58% for Class C and 1.58% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.19% for Class A, 10.83% for Class C and 11.19% for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

EMERGING MARKETS FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$992.30	$13.21
Hypothetical - Class A **	$1,000.00	$1,011.67	$13.34
Actual - Class C *	$1,000.00	$988.40	$16.90
Hypothetical - Class C **	$1,000.00	$1,007.93	$17.07
Actual - Class I *	$1,000.00	$992.40	$11.97
Hypothetical - Class I **	$1,000.00	$1,012.91	$12.09

*	Expenses are equal to the Fund’s annualized expense ratio of 2.66% for Class A, 3.41% for Class C and 2.41% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.77)% for Class A, (1.16)% for Class C and (0.76)% for Class I for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2013	3/31/2014	10/1/2013 through 3/31/2014
Actual - Class A *	$1,000.00	$992.40	$9.54
Hypothetical - Class A **	$1,000.00	$1,011.67	$13.34
Actual - Class C *	$1,000.00	$988.40	$13.24
Hypothetical - Class C **	$1,000.00	$1,007.93	$17.07
Actual - Class I ***	$1,000.00	$992.40	$8.30
Hypothetical - Class I **	$1,000.00	$1,012.91	$12.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.92% for Class A, 2.67% for Class C and 1.67% for Class I , which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.50%% for Class A, 9.20% for Class C and 9.50% for Class I, for the period of October 1, 2013, to March 31, 2014.
**	Assumes a 5% return before expenses.

[105]

Confidentiality

March 31, 2014

Timothy Plan Family of Funds

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

Confidentiality

[106]

BOARD OF TRUSTEES

Arthur D. Ally

Kenneth Blackwell

Joseph E. Boatwright

Rick Copeland

Deborah Honeycutt

Bill Johnson

John C. Mulder

Charles E. Nelson

Scott Preissler

Alan Ross

Mathew D. Staver

Patrice Tsague

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

David Jones & Assoc., P.C.

422 Fleming St.

Key West, FL 33040

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

17605 Wright St., Suite 2 Omaha, NE 68130

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	5/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	5/31/14